united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 5/31/19

Item 1. Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCK - 97.8%
	APPAREL - 5.0%
19,180	Gildan Activewear, Inc.	$691,631

	BANKS - 10.4%
4,627	Northern Trust Corp.	395,701
2,550	SVB Financial Group *	513,570
12,350	Webster Financial Corp.	546,858
		1,456,129
	BUILDING MATERIALS - 7.1%
12,742	Fortune Brands Home & Security, Inc.	612,380
3,022	Vulcan Materials Co.	377,478
		989,858
	CHEMICALS - 2.6%
1,747	Air Products & Chemicals, Inc.	355,672

	COMMERCIAL SERVICES - 4.8%
32,825	Sabre Corp.	665,691

	DISTRIBUTION/WHOLESALE - 4.1%
22,273	LKQ Corp. *	571,302

	ELECTRIC - 4.7%
19,174	NRG Energy, Inc.	652,683

	ENGINEERING & CONSTRUCTION - 4.8%
21,015	AECOM *	670,379

	HEALTHCARE-SERVICES - 2.0%
2,260	Charles River Laboratories, Inc. *	283,517

	HOME BUILDERS - 3.1%
8,589	Lennar Corp.	426,530

	INTERNET - 2.9%
7,186	58.com, Inc. - ADR *	409,818

	LEISURE TIME - 4.2%
10,803	Norwegian Cruise Line Holdings Ltd. *	591,032

	MEDIA - 8.5%
16,659	Comcast Corp.	683,019
13,396	Liberty Media Corp. - Liberty Formula One *	500,073
		1,183,092
	PACKAGING & CONTAINERS - 10.9%
5,583	Ball Corp.	342,740
12,515	Crown Holdings, Inc. *	693,706
5,437	Packaging Corporation of America	484,328
		1,520,774

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 97.8% (Continued)
	RETAIL - 2.7%
4,896	CarMax, Inc. *+	$383,259

	SEMICONDUCTORS - 4.3%
9,776	Qorvo, Inc. *	598,096

	SOFTWARE - 4.1%
5,336	Take-Two Interactive Software, Inc. *	577,088

	SPECIALTY PHARMA - 4.3%
28,803	Bausch Health Companies, Inc. *	597,086

	TELECOMMUNICATIONS - 3.0%
7,153	GCI Liberty, Inc. *+	415,518

	TEXTILES - 4.3%
4,365	Mohawk Industries, Inc. *	591,676

	TOTAL COMMON STOCK (Cost - $14,032,393)	13,630,831

	SHORT-TERM INVESTMENTS - 4.5%
632,590	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	632,590
	(Cost - $632,590)

	TOTAL INVESTMENTS - 102.3% (Cost - $14,664,983)	$14,263,421

	LIABILITIES LESS OTHER ASSETS - (2.3)%	(325,932)

	NET ASSETS - 100.0%	$13,937,489

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

ADR - American Depository Receipt

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCK - 98.3%
	ADVERTISING - 0.5%
2,200	Omnicom Group, Inc.	$170,192

	AEROSPACE/DEFENSE - 1.8%
950	Boeing Co.	324,529
800	Lockheed Martin Corp.	270,832
		595,361
	APPAREL - 4.6%
2,400	Columbia Sportswear Co.	225,072
1,270	Kontoor Brands, Inc. *	37,211
18,100	Skechers U.S.A., Inc. *+	505,533
8,690	VF Corp.	711,537
		1,479,353
	BIOTECHNOLOGY - 1.9%
2,200	Biogen, Inc. *	482,438
2,200	Gilead Sciences, Inc.	136,950
		619,388
	CHEMICALS - 1.4%
1,710	Linde PLC	308,740
2,070	LyondellBasell Industries NV	153,697
		462,437
	COMMERCIAL SERVICES - 8.7%
3,400	Automatic Data Processing, Inc.	544,408
3,800	Booz Allen Hamilton Holding Corp.	240,046
4,500	Euronet Worldwide, Inc. *	697,680
9,200	PayPal Holdings, Inc. *	1,009,700
2,990	United Rentals, Inc. *	329,199
		2,821,033
	COMPUTERS - 10.0%
1,000	Accenture PLC - Class A	178,070
10,600	Apple, Inc.	1,855,742
8,390	Fortinet, Inc. *	608,107
10,440	NetApp, Inc.	618,048
		3,259,967
	COSMETICS/PERSONAL CARE - 0.9%
1,800	Estee Lauder Cos, Inc.	289,854

	DISTRIBUTION/WHOLESALE - 2.0%
15,640	HD Supply Holdings, Inc. *	648,904

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
10,000	E*Trade Financial Corp.	448,000
3,600	LPL Financial Holdings, Inc.	288,792
1,400	Mastercard, Inc.	352,086
2,670	Visa, Inc.	430,751
		1,519,629
	ELECTRONICS - 2.6%
5,100	Honeywell International, Inc.	837,981

	FOOD - 2.3%
10,750	Sysco Corp.	739,815

	HEALTHCARE-SERVICES - 4.9%
1,610	Humana, Inc.	394,225
4,980	Molina Healthcare, Inc. *	708,455
2,000	UnitedHealth Group, Inc.	483,600
		1,586,280

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 98.3% (Continued)
	HOME BUILDERS - 1.1%
110	NVR, Inc. *	$352,173

	INSURANCE - 3.4%
11,190	Progressive Corp.	887,143
4,200	Voya Financial, Inc.	213,906
		1,101,049
	INTERNET - 20.1%
602	Alphabet, Inc. - Class A *	664,385
648	Alphabet, Inc. - Class C *	717,012
1,112	Amazon.com, Inc. *	1,973,878
5,940	CDW Corp.	584,734
9,373	Facebook, Inc. *	1,663,426
2,240	Palo Alto Networks, Inc. *	448,314
11,586	TripAdvisor, Inc. *+	489,740
		6,541,489
	OFFICE/BUSINESS EQUIPMENT - 1.7%
3,230	Zebra Technologies Corp. *	553,751

	PHARMACEUTICALS - 5.0%
2,300	AbbVie, Inc.	176,433
6,700	Bristol-Myers Squibb Co.	303,979
4,750	Jazz Pharmaceuticals PLC *	596,362
6,400	PRA Health Sciences, Inc. *	555,072
		1,631,846
	REAL ESTATE INVESTMENT TRUSTS - 1.8%
1,290	American Tower Corp.	269,313
560	Public Storage	133,213
1,140	Simon Property Group, Inc.	184,783
		587,309
	RETAIL - 6.1%
3,920	Advance Auto Parts, Inc.	607,600
2,100	Costco Wholesale Corp.	503,118
4,100	Darden Restaurants, Inc.	476,912
1,050	O’Reilly Automotive Corp. *	389,939
		1,977,569
	SOFTWARE - 8.1%
1,900	Adobe Systems, Inc. *	514,710
17,163	Microsoft Corp.	2,122,720
		2,637,430
	TELECOMMUNICATIONS - 0.5%
700	Arista Networks, Inc. *	171,213

	TRANSPORTATION - 4.2%
7,250	CSX Corp.	539,908
9,000	Expeditors International of Washington, Inc.	626,310
1,100	Union Pacific Corp.	183,458
		1,349,676

	TOTAL COMMON STOCK (Cost - $29,351,765)	31,933,699

	SHORT-TERM INVESTMENTS - 1.6%
528,998	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	528,998
	(Cost - $528,998)

	TOTAL INVESTMENTS - 99.9% (Cost - $29,880,763)	$32,462,697

	OTHER ASSETS AND LIABILITIES - 0.1%	12,408

	NET ASSETS - 100.0%	$32,475,105

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCK - 94.8%
	APPAREL - 1.0%
2,900	Gildan Activewear, Inc.	$104,574

	BANKS - 4.7%
5,225	Bank of NT Butterfield & Son Ltd.	172,530
5,675	Chemical Financial Corp.	214,856
2,850	PacWest Bancorp	103,569
		490,955
	BEVERAGES - 1.0%
600	Constellation Brands, Inc.	105,870

	CHEMICALS - 1.9%
2,075	FMC Corp.	152,409
950	Versum Materials, Inc.	48,783
		201,192
	COMMERCIAL SERVICES - 7.6%
2,800	Booz Allen Hamilton Corp.	176,876
400	Bright Horizons Family Solutions, Inc. *	54,824
2,450	Brink’s Co.	188,650
1,375	Global Payments, Inc.	211,805
6,925	Laureate Education, Inc. *	111,215
1,000	ServiceMaster Global Holdings, Inc. *	54,000
		797,370
	COMPUTERS - 5.5%
1,400	CACI International, Inc. *	284,928
1,400	Check Point Software Technologies Ltd. *	154,392
1,875	Maximus, Inc.	133,594
		572,914
	DISTRIBUTION/WHOLESALE - 0.7%
425	Pool Corp.	76,407

	DIVERSIFIED FINANCIAL SERVICES - 7.5%
615	Alliance Data Systems Corp.	84,563
6,500	Ares Management Corp.	166,985
7,979	Mr. Cooper Group, Inc. *+	60,401
2,075	Nasdaq, Inc.	188,078
3,075	Synchrony Financial	103,412
7,950	Virtu Financial, Inc. - Class A	183,009
		786,448
	ELECTRIC - 15.1%
3,200	Ameren Corp.	234,688
7,875	Atlantica Yield PLC	168,919
4,150	CMS Energy Corp.	232,857
4,200	Energy, Inc.	244,188
3,350	Eversource Energy	247,364
8,600	Vistra Energy Corp.	202,616
3,025	WEC Energy Group, Inc.	243,664
		1,574,296
	ELECTRICAL COMPONENTS & EQUIPMENTS - 1.9%
1,325	AMETEK, Inc.	108,504
750	Hubbell, Inc.	85,905
		194,409
	ELECTRONICS - 3.3%
1,425	Allegion PLC	138,296
2,075	Keysight Technologies, Inc. *	155,895
2,300	nVent Electric PLC	53,038
		347,229
	ENGINEERING & CONSTRUCTION - 1.2%
9,225	Willscot Corp. *	125,276

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 94.8% (Continued)
	FOOD SERVICE - 1.5%
4,400	Aramark	$153,076

	HEALTHCARE-PRODUCTS - 3.1%
380	Cooper Cos, Inc.	113,160
3,000	Hologic, Inc. *	132,030
700	West Pharmaceutical Services, Inc.	80,220
		325,410
	HEALTHCARE-SERVICES - 3.6%
2,900	Centene Corp. *	167,475
1,505	IQVIA Holdings, Inc. *	204,454
		371,929
	HOUSEHOLD PRODUCTS/WARES - 0.9%
950	Avery Dennison Corp.	98,857

	INSURANCE - 8.4%
2,275	Allstate Corp.	217,285
2,675	Arthur J. Gallagher & Co.	225,235
1,875	Athene Holding Ltd. *	76,219
1,300	Essent Group Ltd. *	61,035
4,100	MGIC Investment Corp. *	55,555
2,975	Radian Group, Inc.	66,789
1,175	Reinsurance Group of America, Inc.	173,971
		876,089
	INTERNET - 1.3%
775	CDW Corp.	76,291
525	RingCentral, Inc. *	62,921
		139,212
	MACHINERY-CONSTRUCTION & MINING - 0.7%
1,075	Oshkosh Corp.	76,529

	MEDIA - 3.0%
3,150	Nexstar Media Group, Inc. +	315,472

	METAL FABRICATE/HARDWARE - 0.8%
1,875	Timken Co.	82,519

	MINING - 0.7%
8,450	Constellium NV *	69,036

	MISCELLANEOUS MANUFACTURING - 1.0%
950	AptarGroup, Inc.	107,606

	OIL & GAS - 2.8%
2,525	Continental Resources, Inc. *	88,375
16,550	QEP Resources, Inc.	114,360
8,750	WPX Energy, Inc. *	94,150
		296,885

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 94.8% (Continued)
	OIL & GAS SERVICES - 0.5%
2,500	Baker Hughes, a GE company +	$53,525

	PACKAGING & CONTAINERS - 1.8%
3,350	Crown Holdings, Inc. *	185,690

	REAL ESTATE INVESTMENT TRUSTS - 3.4%
1,875	CyrusOne, Inc.	110,700
15,775	New Residential Investment Corp.	240,569
		351,269
	RETAIL - 1.4%
1,125	Dollar General Corp.	143,190

	SEMICONDUCTORS - 1.0%
1,100	Analog Devices, Inc.	106,282

	SOFTWARE - 7.5%
1,325	Electronic Arts, Inc. *	123,331
2,275	Fidelity National Information Services, Inc.	273,682
2,475	Fiserv, Inc. *+	212,503
9,800	SolarWinds Corp *+	171,500
		781,016

	TOTAL COMMON STOCK (Cost - $8,195,872)	9,910,532

	SHORT-TERM INVESTMENTS - 4.7%
496,665	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	496,665
	(Cost - $496,665)

Principal
	COLLATERAL FOR SECURITIES LOANED - 0.2%
	REPURCHASE AGREEMENTS - 0.2%
$18,190	RBC Dominion Securities, Inc., dated 05/31/19, due 06/03/19, 2.50%, total to be received $18,194	18,190
	(Collateralized by various US Government agency obligations, due 06/06/19-04/01/51, 0.000%-7.000% totaling $18,494)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $18,190)

	TOTAL INVESTMENTS - 99.7% (Cost - $8,710,727)	$10,425,387

	OTHER ASSETS LESS LIABILITIES - 0.3%	31,175

	NET ASSETS - 100.0%	$10,456,562

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCK - 95.9%
	AIRLINES - 0.5%
638	Spirit Airlines, Inc. *	$29,399

	APPAREL - 0.5%
1,277	Crocs, Inc. *	24,672

	AUTO PARTS & EQUIPMENT - 1.9%
2,892	Dana, Inc.	42,194
2,967	Meritor, Inc. *	59,815
		102,009
	BANKS - 6.8%
1,202	1st Source Corp.	52,599
1,615	Atlantic Capital Bancshares, Inc. *	26,421
1,051	BancFirst Corp.	54,894
976	City Holding Co.	71,297
3,154	First of Long Island Corp.	67,338
901	Hancock Holding Co.	34,220
1,427	TriState Capital Holdings, Inc. *	29,353
1,239	Veritex Holdings, Inc.	31,508
		367,630
	BIOTECHNOLOGY - 1.1%
826	FibroGen, Inc. *	29,934
10,928	PDL BioPharma, Inc.	30,817
		60,751
	CHEMICALS - 1.3%
413	Ingevity Corp. *	36,220
451	Innospec, Inc.	36,400
		72,620
	COAL - 1.2%
713	Arch Coal, Inc.	62,851

	COMMERCIAL SERVICES - 4.1%
939	ASGN, Inc. *	47,635
488	FTI Consulting, Inc. *	40,953
676	Herc Holdings, Inc. *	23,004
601	Insperity, Inc.	68,454
338	Medifast, Inc.	43,585
		223,631
	COMPUTERS - 3.9%
225	CACI International, Inc. - Class A *	45,792
1,014	MTS Systems Corp. +	55,020
601	Qualys, Inc. *+	53,255
713	Science Applications International Corp.	54,716
		208,783
	DISTRIBUTION/WHOLESALE - 0.5%
1,014	G-III Apparel Group Ltd. *+	26,090

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 95.9% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 5.7%
2,666	Aircastle Ltd.	$51,774
901	Cohen & Steers Inc. +	46,149
2,028	Hamilton Lane, Inc.	99,696
939	Moelis & Co.	29,841
1,502	Stifel Financial Corp.	80,552
		308,012
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
1,014	Generac Holdings, Inc. *	55,922
713	Novanta, Inc. *	57,054
		112,976
	ELECTRONICS - 3.0%
601	Tech Data Corp. *	54,481
1,990	Vishay Intertechnology, Inc.	30,328
713	Woodward, Inc.	77,660
		162,469
	ENGINEERING & CONSTRUCTION - 4.2%
939	Comfort Systems USA, Inc.	44,302
601	EMCOR Group, Inc.	48,416
1,277	MasTec, Inc. *+	59,368
939	TopBuild Corp. *	74,434
		226,520
	ENTERTAINMENT - 2.0%
563	Churchill Downs, Inc.	55,500
1,164	Monarch Casino & Resort, Inc. *	50,087
		105,587
	FOOD - 1.7%
300	Sanderson Farms, Inc.	41,013
2,328	Simply Good Foods Co. *	50,029
		91,042
	GAS - 1.5%
901	ONE Gas, Inc.	78,892

	HEALTHCARE-PRODUCTS - 5.1%
225	ICU Medical, Inc. *	47,880
376	Inogen, Inc. *	24,241
751	Masimo Corp. *	98,186
563	Quidel Corp. *+	31,134
751	Surmodics, Inc. *	30,461
939	Tactile Systems Technology, Inc. *+	45,100
		277,002
	HEALTHCARE-SERVICES - 2.6%
451	Amedisys, Inc. *	50,652
638	Molina Healthcare, Inc. *	90,762
		141,414
	HOUSEHOLD PRODUCTS/WARES - 0.8%
338	Helen of Troy Ltd. *	45,160

	INSURANCE - 7.0%
1,765	American Equity Investment Life Holding Co.	49,967
789	Argo Group International Holdings Ltd.	55,617
3,905	MGIC Investment Corp. *	52,913
1,277	National General Holdings Corp.	29,013
2,065	NMI Holdings, Inc. *	56,292
2,103	Radian Group, Inc.	47,212
8,412	Third Point Reinsurance Ltd.	85,466
		376,480

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 95.9% (Continued)
	INTERNET - 0.6%
8,750	Meet Group, Inc. *+	$33,863

	IRON/STEEL - 1.0%
1,314	Carpenter Technology Corp.	53,296

	LEISURE PRODUCTS - 3.9%
4,131	Acushnet Holdings Corp.	97,037
4,844	Lindblad Expeditions Holdings, Inc. *	79,054
1,014	Malibu Boats, Inc. *	36,403
		212,494
	LODGING - 0.6%
901	Marcus Corp.	31,499

	MACHINERY-DIVERSIFIED - 3.7%
1,465	Albany International Corp.	102,652
488	Columbus McKinnon Corp.	54,407
1,389	DXP Enterprises, Inc. *	44,754
		201,813
	MEDIA -2.5%
2,666	Liberty Media Corp. - Liberty Braves Series C *	70,942
1,878	Scholastic Corp. +	62,143
		133,085
	METAL FABRICATE/HARDWARE - 0.7%
901	Sun Hydraulics Corp.	37,617

	MISCELLANEOUS MANUFACTURERS - 0.6%
1,277	Harsco Corp.	31,925

	OIL & GAS - 0.5%
17,725	Denbury Resources, Inc. *+	25,524

	PHARMACEUTICALS - 1.8%
3,230	Mallinckrodt PLC *	28,069
826	PRA Health Sciences, Inc. *	71,639
		99,708
	REAL ESTATE - 1.0%
939	McGrath RentCorp	52,800

	REAL ESTATE INVESTMENT TRUSTS - 2.6%
4,661	Ladder Capital Corp.	74,110
1,765	Office Properties Income Trust	42,201
1,840	Ready Capital Corp.	26,809
		143,120
	RETAIL - 2.8%
1,352	Abercrombie & Fitch Co.	23,390
1,652	Cannae Holdings, Inc. *	42,010
1,465	National Vision Holdings, Inc. *	39,892
1,277	Rush Enterprises, Inc.	45,040
		150,332
	SAVINGS & LOANS - 2.6%
2,140	Dime Community Bancshares, Inc.	38,049
1,465	First Financial Northwest, Inc.	22,209
3,492	Provident Financial Services, Inc.	83,249
		143,507

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 95.9% (Continued)
	SEMICONDUCTORS - 0.7%
376	Cabot Microelectronics Corp.	$36,649

	SOFTWARE - 10.0%
2,065	ACI Worldwide, Inc. *	64,965
638	Alteryx, Inc. *+	55,417
789	CommVault Systems, Inc. *	36,333
1,427	Five9, Inc. *+	73,276
263	MicroStrategy, Inc. *	34,955
601	Omnicell, Inc. *	47,749
1,915	SailPoint Technologies Holding, Inc. *	33,647
864	SPS Commerce, Inc. *	88,068
1,840	Verint Systems, Inc. *	104,420
		538,830
	STORAGE/WAREHOUSING - 0.8%
1,352	Mobile Mini, Inc.	41,466

	TRANSPORTATION - 2.0%
8,750	Ship Finance International Ltd. +	108,325

	TOTAL COMMON STOCK (Cost - $5,098,748)	5,179,843

	SHORT-TERM INVESTMENTS - 4.2%
228,846	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	228,846
	(Cost - $228,846)

	TOTAL INVESTMENTS - 100.1% (Cost - $5,327,594)	$5,408,689

	LIABILITIES LESS OTHER ASSETS - (0.1)%	(6,945)

	NET ASSETS - 100.0%	$5,401,744

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCK - 96.9%
	ADVERTISING - 2.5%
14,500	Hakuhodo DY Holdings, Inc.	$225,960

	APPAREL - 2.3%
400	Kering	207,677

	AUTO MANUFACTURERS - 2.3%
15,060	Volvo AB	209,578

	AUTO PARTS & EQUIPMENTS - 2.9%
173,000	Weichai Power Co. Ltd.	263,079

	BANKS - 16.9%
32,200	Bangkok Bank PCL	200,155
47,500	China Merchants Bank Co. Ltd.	229,922
16,450	Credit Agricole SA	186,506
2,500	Macquarie Group Ltd.	207,752
3,080	Royal Bank of Canada	231,462
17,200	Sberbank of Russia PJSC * - ADR	248,540
4,071	Toronto-Dominion Bank	222,480
		1,526,817
	BEVERAGES - 5.4%
1,820	Carlsberg A/S	238,531
4,520	Coca-Cola European Partners PLC	250,408
		488,939
	COMPUTERS - 10.0%
1,296	Accenture PLC	230,779
336,000	Lenovo Group Ltd. +	233,785
18,700	NTT Data Corp. *	221,947
5,500	Otsuka Corporation *	212,290
		898,801
	ELECTRIC - 2.4%
35,200	Enel SpA *	218,368

	ELECTRONICS- 2.3%
11,518	ABB Ltd. - ADR	209,397

	ENGINEERING & CONSTRUCTION - 7.2%
270,000	China Communications Services Corp Ltd.	201,865
6,800	CIMIC Group Ltd.	212,663
4,790	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	232,746
		647,274
	GAS - 2.7%
9,900	Tokyo Gas Co. Ltd.	245,265

	HOME BUILDERS - 2.0%
7,200	Persimmon PLC	178,556

	HOME FURNISHINGS - 2.4%
4,500	Sony Corp.	215,240

	INSURANCE - 7.2%
9,887	Allianz SE - ADR	219,294
12,410	Manulife Financial Corp.	208,364
5,500	SCOR SE	225,708
		653,366

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 96.9% (Continued)
	MINING - 4.8%
9,300	Anglo American PLC +	$221,812
8,100	BHP Billiton Ltd.	210,221
		432,033
	OIL & GAS - 5.3%
5,770	BP PLC - ADR +	234,954
169,500	PTT PCL	247,293
		482,247
	PHARMACEUTICALS - 9.5%
1,880	Ipsen SA	224,038
2,000	Merck KGaA	192,521
870	Roche Holding AG	227,462
4,000	Shionogi & Co. Ltd.	217,680
		861,701
	REAL ESTATE - 2.2%
85,000	CapitaLand Ltd.	199,067

	RETAIL - 2.5%
81,300	Wal-Mart de Mexico SAB de CV	228,626

	TELECOMMUNICATIONS - 4.1%
22,400	Telefonaktiebolaget LM Ericsson	214,828
30,400	Turkcell Iletism Hizmetleri AS - ADR +	150,480
		365,308

	TOTAL COMMON STOCK (Cost - $9,038,380)	8,757,299

	SHORT-TERM INVESTMENTS - 2.6%
235,909	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	235,909
	(Cost - $235,909)

	TOTAL INVESTMENTS - 99.5% (Cost - $9,274,289)	$8,993,208

	OTHER ASSETS AND LIABILITIES - 0.5%	46,192

	NET ASSETS - 100.0%	$9,039,400

*	Non-income producing security.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

+	All or a portion of the security is on loan.

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCK - 98.9%
	BIOTECHNOLOGY - 23.1%
5,250	Amgen, Inc.	$875,175
3,000	Biogen, Inc. *	657,870
6,975	Celgene Corp. *	654,185
6,580	Gilead Sciences, Inc.	409,605
972	Illumina, Inc. *	298,316
1,345	United Therapeutics Corp. *	112,940
		3,008,091
	ELECTRONICS - 5.3%
3,460	Waters Corp. *	694,457

	HEALTHCARE-PRODUCTS - 7.0%
1,159	Alcon, Inc. *	67,431
6,400	Medtronic PLC	592,512
2,180	Zimmer Biomet Holdings, Inc.	248,367
		908,310
	HEALTHCARE-SERVICES - 12.3%
1,740	Anthem, Inc.	483,685
3,830	Charles River Laboratories International, Inc. *	480,473
2,910	Quest Diagnostics, Inc.	279,098
1,450	UnitedHealth Group, Inc.	350,610
		1,593,866
	PHARMACEUTICALS - 51.2%
1,735	AbbVie, Inc.	133,092
2,300	Allegran PLC	280,393
15,150	Cardinal Health, Inc.	637,360
4,179	Cigna Corp.	618,576
6,346	CVS Health Corp.	332,340
2,585	Eagle Pharmaceuticals, Inc. *	131,344
19,400	GlaxoSmithKline PLC - ADR	749,616
3,205	Johnson & Johnson	420,336
5,026	McKesson Corp.	613,876
6,470	Merck & Co., Inc.	512,489
5,795	Novartis AG - ADR	496,284
11,130	Novo Nordisk A/S - ADR	525,336
14,405	Pfizer, Inc.	598,096
14,808	Sanofi - ADR	598,687
		6,647,825
	TOTAL COMMON STOCK (Cost - $11,285,854)	12,852,549

	SHORT-TERM INVESTMENTS - 0.8%
98,461	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	98,461
	(Cost - $98,461)

	TOTAL INVESTMENTS - 99.7% (Cost - $11,384,315)	$12,951,010

	OTHER ASSETS AND LIABILITIES - 0.3%	44,169

	NET ASSETS - 100.0%	$12,995,179

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

ADR - American Depository Receipt.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCK - 99.0%
	COMMERCIAL SERVICES - 3.8%
16,600	Total System Services, Inc.	$2,050,598

	COMPUTERS - 21.9%
6,020	Accenture PLC	1,071,982
27,620	Amdocs Ltd.	1,641,181
17,019	Apple, Inc.	2,979,516
15,890	Check Point Software Technologies Ltd. *	1,752,349
11,920	Cognizant Technology Solutions Corp.	738,206
3,201	Dell Technologies, Inc. *	190,620
3,000	DXC Technology Co.	142,620
4,510	International Business Machines Corp.	572,724
23,600	NetApp, Inc.	1,397,120
22,000	Seagate Technology PLC	920,700
7,700	Western Digital Corp. +	286,594
		11,693,612
	DIVERSIFIED FINANCIAL SERVICES - 6.2%
5,400	Alliance Data Systems Corp.	742,500
4,139	MasterCard, Inc.	1,040,917
9,502	Visa, Inc.	1,532,958
		3,316,375
	INTERNET - 24.4%
2,014	Alphabet, Inc. - Cl. A *	2,228,491
2,861	Alphabet, Inc. - Cl. C *	3,157,485
1,933	Amazon.com, Inc. *	3,431,210
38,100	eBay, Inc.	1,368,933
15,899	Facebook, Inc. *	2,821,596
		13,007,715
	SEMICONDUCTORS - 15.4%
39,600	Intel Corp.	1,743,984
17,720	KLA-Tencor Corp.	1,826,400
23,860	QUALCOMM, Inc.	1,594,325
9,300	Skyworks Solutions, Inc.	619,659
23,820	Xilinx, Inc.	2,437,024
		8,221,392
	SOFTWARE - 18.1%
6,000	Citrix Systems, Inc.	564,720
27,461	Microsoft Corp.	3,396,377
36,849	Oracle Corp.	1,864,559
6,020	salesforce.com, Inc. *	911,488
5,900	Synopsys, Inc. *	686,996
12,500	VMware, Inc. +	2,212,250
		9,636,390
	TELECOMMUNICATIONS - 9.2%
76,850	Cisco Systems, Inc.	3,998,506
36,500	Juniper Networks, Inc.	898,265
		4,896,771

	TOTAL COMMON STOCK (Cost - $24,859,121)	52,822,853

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	SHORT-TERM INVESTMENTS - 0.9%
492,646	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	$492,646
	(Cost - $492,646)

	TOTAL INVESTMENTS - 99.9% (Cost - $25,351,767)	$53,315,499

	OTHER ASSETS AND LIABILITIES - 0.1%	32,939

	NET ASSETS - 100.0%	$53,348,438

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

PLC - Public Limited Company

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCK - 97.6%
	BUILDING MATERIALS - 2.2%
1,470	Louisiana-Pacific Corp.	$33,545

	CHEMICALS - 14.6%
2,980	BASF SE - ADR	48,991
116	Dow, Inc.	5,424
350	DowDuPont, Inc. *	10,682
410	Eastman Chemical Co.	26,617
1,740	Huntsman Corp.	30,224
50	Linde PLC	9,028
220	LyondellBasell Industries NV	16,335
680	Methanex Corp. *	28,200
1,490	Sasol Ltd. - ADR	37,086
130	Westlake Chemical Corp.	7,448
		220,035
	COAL - 3.7%
1,101	CONSOL Energy, Inc. *	28,868
1,140	Peabody Energy Corp.	26,813
		55,681
	FOREST PRODUCTS & PAPER - 2.2%
820	International Paper Co.	34,005

	IRON/STEEL - 6.4%
1,660	ArcelorMittal - ADR *	24,435
720	Posco - ADR	35,806
220	Reliance Steel & Aluminum Co.	18,320
1,550	United States Steel Corp.	18,321
		96,882
	MINING - 2.6%
170	BHP Group Ltd. - ADR	8,825
1,500	Teck Resouces Ltd.	30,465
		39,290
	OIL & GAS - 59.8%
1,970	Antero Resources Corp. *	12,943
1,070	BP PLC - ADR	43,570
1,560	Canadian Natural Resources Ltd.	42,104
517	Chevron Corp.	58,861
540	China Petroleum & Chemical Corp. - ADR	35,699
390	CNOOC Ltd. - ADR	63,324
220	ConocoPhillips	12,971
620	Devon Energy Corp.	15,599
6,322	Encana Corp.	33,317
1,820	Eni SpA - ADR	54,545
2,050	EQT Corp.	37,515
1,315	Exxon Mobil Corp.	93,063
460	Murphy Oil Corp.	11,431
1,150	PBF Energy, Inc.	30,360
4,017	PetroChina Co. Ltd. - ADR *	57,965
400	Petroleo Brasileiro - ADR	22,132
3,370	Range Resources Corp.	26,353
1,260	Royal Dutch Shell PLC - ADR	79,204
840	TC Energy Corp. *	40,891
1,860	TOTAL SA - ADR	95,790
529	Valero Energy Corp.	37,242
		904,879
	OIL & GAS SERVICES - 0.9%
640	Baker Hughes, a GE Company	13,703

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 97.6% (Continued)
	PACKAGING & CONTAINERS - 4.5%
2,200	Owens-Illinois, Inc.	$35,200
1,020	WestRock Co.	33,252
		68,452
	PIPELINES - 0.7%
270	Enbridge, Inc.	9,955

	TOTAL COMMON STOCK (Cost - $1,607,795)	1,476,427

	SHORT-TERM INVESTMENTS - 1.7%
25,748	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	25,748
	(Cost - $25,748)

	TOTAL INVESTMENTS - 99.3% (Cost - $1,633,543)	$1,502,175

	OTHER ASSETS LESS LIABILITIES - 0.7%	9,842

	NET ASSETS - 100.0%	$1,512,017

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCK - 97.4%
	BANKS - 43.9%
2,161	Bank of America Corp.	$57,483
140	Bank of New York Mellon Corp.	5,977
880	Bank OZK	25,432
140	BB&T Corp.	6,545
950	Citigroup, Inc.	59,042
290	Citizens Financial Group, Inc.	9,448
510	East West Bancorp, Inc.	21,787
1,240	Fifth Third Bancorp	32,860
58	Goldman Sachs Group, Inc.	10,584
551	JPMorgan Chase & Co.	58,384
210	M&T Bank Corp.	33,516
160	Morgan Stanley	6,510
390	Northern Trust Corp.	33,353
369	PNC Financial Services Group, Inc.	46,959
1,148	US Bancorp	57,630
1,320	Wells Fargo & Co.	58,568
400	Wintrust Financial Corp.	27,096
650	Zions Bancorp NA	27,995
		579,169
	COMMERCIAL SERVICES - 0.5%
30	S&P Global, Inc.	6,416

	DIVERSIFIED FINANCIAL SERVICES - 19.3%
135	American Express Co.	15,486
230	Ameriprise Financial, Inc.	31,793
21	BlackRock, Inc.	8,727
80	Capital One Financial Corp.	6,870
170	Charles Schwab Corp.	7,074
60	CME Group, Inc.	11,527
423	Discover Financial Services	31,535
660	E*Trade Fiancial Corp.	29,568
930	Franklin Resources, Inc.	29,593
80	Intercontinental Exchange, Inc.	6,577
190	Raymond James Financial, Inc.	15,690
530	Stifel Financial Corp.	28,424
940	Synchrony Financial	31,612
		254,476
	INSURANCE - 27.7%
620	Aflac, Inc.	31,806
423	Allstate Corp.	40,401
129	American International Group, Inc.	6,588
40	Aon PLC	7,203
642	Berkshire Hathaway, Inc. *	126,744
59	Chubb Ltd.	8,618
720	Hartford Financial Services Group, Inc.	37,915
70	Marsh & McLennan Companies, Inc.	6,692
432	MetLife, Inc.	19,963
760	Progressive Corp.	60,253
200	Prudential Financial, Inc.	18,476
		364,659

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 97.4% (Continued)
	SAVINGS & LOANS - 2.8%
950	New York Community Bancorp, Inc.	$9,433
1,410	Sterling Bancorp	27,227
		36,660
	SOFTWARE - 3.2%
190	MSCI, Inc.	41,802

	TOTAL COMMON STOCK (Cost - $943,222)	1,283,182

	SHORT-TERM INVESTMENTS - 1.3%
17,207	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	17,207
	(Cost - $17,207)

	TOTAL INVESTMENTS - 98.7% (Cost - $960,429)	$1,300,389

	OTHER ASSETS AND LIABILITIES - 1.3%	16,974

	NET ASSETS - 100.0%	$1,317,363

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 11.9%
	DEBT FUND - 11.9%
11,119	iShares Floating Rate Bond ETF	566,513
	TOTAL EXCHANGE TRADED FUNDS (Cost - $566,513)	566,513

	MUTUAL FUNDS - 84.5%
	DEBT FUNDS - 84.5%
22,171	Vanguard Intermediate-Term Bond Index Fund - Admiral Shares	256,077
356,905	Vanguard Short-Term Bond Index Fund - Admiral Shares	3,747,505
	TOTAL MUTUAL FUNDS (Cost - $3,916,714)	4,003,582

	SHORT-TERM INVESTMENTS - 3.7%
175,597	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	175,597
	(Cost - $175,597)

	TOTAL INVESTMENTS - 100.1% (Cost - $4,658,824)	$4,745,692

	OTHER ASSETS AND LIABILITIES - (0.1)%	(6,582)

	NET ASSETS - 100.0%	$4,739,110

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUND - 5.1%
765	iShares Floating Rate Bond ETF	$38,977
	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,977)

	OPEN END FUND - 85.7%
41,766	Vanguard Short-Term Tax-Exempt Fund - Admiral Shares	660,321
	TOTAL OPEN END FUND (Cost - $656,574)

	SHORT-TERM INVESTMENT - 8.6%
66,471	Dreyfus Tax Exempt Cash Management - Institutional Class, 1.27% ^	66,471
	(Cost - $66,471)

	TOTAL INVESTMENTS - 99.4% (Cost - $762,022)	$765,769

	OTHER ASSETS LESS LIABILITIES - 0.6%	5,011

	NET ASSETS - 100.0%	$770,780

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
May 31, 2019

Principal		Value
	REPURCHASE AGREEMENT - 100.0%
$7,513,000	Credit Agricole Repo, 2.48%, due 06/03/2019 with a full maturity value of $7,514,553
	(Collateralized by $813,400 U.S. Treasury Inflated Index Notes, 0.1250% due 04/15/2020 and $5,629,700 U.S. Treasury Bond, 3.7500% due 11/15/2043 aggregate market value plus accrued interest $7,663,265)
	(Cost - $7,513,000)	$7,513,000

	TOTAL INVESTMENTS - 100.0% (Cost - $7,513,000)	$7,513,000

	OTHER ASSETS LESS LIABILITIES - 0.0%	3,266

	NET ASSETS - 100.0%	$7,516,266

SCHEDULES OF INVESTMENTS
AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 6.8%
362	IQ Hedge Multi-Strategy Tracker ETF	$10,815
486	iShares Global REIT ETF	12,855
236	Vanguard Financials ETF	15,375
	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,346)	39,045

	OPEN ENDED FUNDS - 80.2%
3,432	James Alpha Macro Portfolio - Class I * +	31,708
970	Saratoga Energy & Basic Materials Portfolio - Class I * +	10,723
820	Saratoga Health & Biotechnology Portfolio - Class I +	16,343
5,584	Saratoga Large Capitalization Growth Portfolio - Class I +	129,275
4,542	Saratoga Mid Capitalization Portfolio - Class I +	49,921
741	Saratoga Technology & Communications Portfolio - Class I +	17,094
388	Vanguard Small-Cap Index Fund - Class I	27,275
2,867	Vanguard Total Bond Market Index Fund - Class I	31,055
709	Vanguard Total International Stock Index Fund - Class I	19,205
3,227	Vanguard Value Index Fund - Class I	131,226
	TOTAL OPEN ENDED FUNDS (Cost - $497,418)	463,825

	SHORT-TERM INVESTMENTS - 12.5%
72,506	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^
	(Cost - $72,506)	72,506

	TOTAL INVESTMENTS - 99.5% (Cost - $610,270)	$575,376

	OTHER ASSETS LESS LIABILITIES - 0.5%	2,789

	NET ASSETS - 100.0%	$578,165

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	OPEN ENDED FUNDS - 69.0%
6,408	James Alpha Macro Portfolio - Class I * +	$59,214
12,873	Saratoga Large Capitalization Growth Portfolio - Class I +	298,017
12,053	Saratoga Mid Capitalization Portfolio - Class I +	132,458
257	Vanguard Small-Cap Index Fund - Class I	18,115
22,893	Vanguard Total Bond Market Index Fund - Class I	247,926
416	Vanguard Total International Stock Index Fund - Class I	11,261
6,484	Vanguard Value Index Fund - Class I	263,644
	TOTAL OPEN ENDED FUNDS (Cost - $1,083,792)	1,030,635

	SHORT-TERM INVESTMENTS - 30.9%
461,010	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^
	(Cost - $461,010)	461,010

	TOTAL INVESTMENTS - 99.9% (Cost - $1,544,802)	$1,491,645

	OTHER ASSETS LESS LIABILITIES - 0.1%	2,110

	NET ASSETS - 100.0%	$1,493,755

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 4.0%
255	IQ Hedge Multi-Strategy Tracker ETF	$7,618
268	iShares Global REIT ETF	7,088
152	Vanguard Financials ETF	9,903
	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,403)	24,609

	OPEN ENDED FUNDS - 76.4%
3,852	James Alpha Macro Portfolio - Class I * +	35,592
619	Saratoga Energy & Basic Materials Portfolio - Class I * +	6,850
592	Saratoga Health & Biotechnology Portfolio - Class I +	11,814
5,624	Saratoga Large Capitalization Growth Portfolio - Class I +	130,206
6,073	Saratoga Mid Capitalization Portfolio - Class I +	66,742
482	Saratoga Technology & Communications Portfolio - Class I +	11,112
194	Vanguard Small-Cap Index Fund - Class I	13,638
7,647	Vanguard Total Bond Market Index Fund - Class I	82,813
284	Vanguard Total International Stock Index Fund - Class I	7,682
2,639	Vanguard Value Index Fund - Class I	107,297
	TOTAL OPEN ENDED FUNDS (Cost - $514,782)	473,746

	SHORT-TERM INVESTMENTS - 19.3%
119,677	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^
	(Cost - $119,677)	119,677

	TOTAL INVESTMENTS - 99.7% (Cost - $659,862)	$618,032

	OTHER ASSETS LESS LIABILITIES - 0.3%	1,762

	NET ASSETS - 100.0%	$619,794

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 5.4%
185	IQ Hedge Multi-Strategy Tracker ETF	$5,527
187	iShares Global REIT ETF	4,946
107	Vanguard Financials ETF	6,971
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,420)	17,444

	OPEN ENDED FUNDS - 80.1%
2,375	James Alpha Macro Portfolio - Class I * +	21,942
375	Saratoga Energy & Basic Materials Portfolio - Class I * +	4,146
386	Saratoga Health & Biotechnology Portfolio - Class I +	7,691
2,964	Saratoga Large Capitalization Growth Portfolio - Class I +	68,624
2,801	Saratoga Mid Capitalization Portfolio - Class I +	30,786
311	Saratoga Technology & Communications Portfolio - Class I +	7,168
170	Vanguard Small-Cap Index Fund - Class I	11,933
3,823	Vanguard Total Bond Market Index Fund - Class I	41,406
266	Vanguard Total International Stock Index Fund - Class I	7,202
1,439	Vanguard Value Index Fund - Class I	58,524
	TOTAL OPEN ENDED FUNDS (Cost - $279,387)	259,422

	SHORT-TERM INVESTMENTS - 14.4%
46,594	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	46,594
	(Cost - $46,594)

	TOTAL INVESTMENTS - 99.9% (Cost - $344,401)	$323,460

	OTHER ASSETS LESS LIABILITIES - 0.1%	520

	NET ASSETS - 100.0%	$323,980

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

+	Affiliated investment.

SCHEDULES OF INVESTMENTS
MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	OPEN ENDED FUNDS - 77.0%
6,272	James Alpha Macro Portfolio - Class I * +	$57,955
6,299	Saratoga Large Capitalization Growth Portfolio - Class I +	145,831
7,289	Saratoga Mid Capitalization Portfolio - Class I +	80,102
395	Vanguard Small-Cap Index Fund - Class I	27,762
9,558	Vanguard Total Bond Market Index Fund - Class I	103,516
390	Vanguard Total International Stock Index Fund - Class I	10,563
2,999	Vanguard Value Index Fund - Class I	121,929
	TOTAL OPEN ENDED FUNDS (Cost - $585,809)	547,658

	SHORT-TERM INVESTMENTS - 22.7%
161,440	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	161,440
	(Cost - $161,440)

	TOTAL INVESTMENTS - 99.7% (Cost - $747,249)	$709,098

	OTHER ASSETS LESS LIABILITIES - 0.3%	2,475

	NET ASSETS - 100.0%	$711,573

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

+	Affiliated investment.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 41.5%
	COMMODITY FUNDS - 5.9%
458	Invesco DB Agriculture Fund	$7,612
1,632	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	25,786
7	iShares Commodities Select Strategy ETF	217
22,206	iShares S&P GSCI Commodity Indexed Trust *	333,312
2,714	ProShares UltraShort Bloomberg Crude Oil *	56,153
1,576	SPDR Gold Shares * +	194,368
1,936	United States Natural Gas Fund LP *	40,753
		658,201
	EQUITY FUNDS - 14.2%
1,063	AdvisorShares STAR Global Buy-Write ETF	32,942
5,995	Cambria Core Equity ETF	163,764
4,463	CI First Asset Active Utility & Infrastructure ETF	36,380
950	ETFMG Alternative Harvest ETF	29,422
83	First Trust Financial AlphaDEX Fund	2,491
3,186	Global X S&P 500 Covered Call ETF	146,665
337	Global X Scientific Beta US ETF	10,491
541	Invesco KBW High Dividend Yield Financial ETF	11,042
1,360	Invesco S&P 500 Equal Weight ETF	136,938
936	iShares Latin America 40 ETF	30,308
100	iShares Mortgage Real Estate ETF	4,123
547	iShares MSCI All Country Asia ex Japan ETF	36,009
194	iShares MSCI Brazil ETF	8,080
1,462	iShares MSCI EAFE ETF	92,691
1,998	iShares MSCI Emerging Markets ETF	81,338
988	iShares MSCI Frontier 100 ETF	28,365
986	iShares MSCI Japan ETF	51,982
456	iShares MSCI Mexico ETF	19,572
2,238	iShares S&P/TSX Capped Materials Index ETF	20,230
426	iShares S&P/TSX Global Gold Index ETF	3,748
2,042	iShares STOXX Europe 600 Basic Resources UCITS ETF	99,155
2,042	SPDR EURO STOXX 50 ETF	74,104
2,186	SPDR S&P Metals & Mining ETF	53,338
668	VanEck Vectors Africa Index ETF	13,781
562	VanEck Vectors Russia ETF	12,162
339	Vanguard FTSE Emerging Markets ETF	13,777
11,984	WBI BullBear Rising Income 1000 ETF	312,063
2,863	WisdomTree Middle East Dividend Fund	59,149
		1,584,110
	DEBT FUNDS - 20.6%
7,808	Highland/iBoxx Senior Loan ETF	137,733
64	Invesco Senior Loan ETF	1,449
493	iShares 20+ Year Treasury Bond ETF	64,992
3	iShares 7-10 Year Treasury Bond ETF	327
18,501	iShares Barclays USD Asia High Yield Bond Index ETF	191,670
49	iShares iBoxx High Yield Corporate Bond ETF	4,160
2,644	iShares JP Morgan USD Emerging Markets Bond ETF	290,549
13	iShares MBS ETF	1,391
155	SPDR Bloomberg Barclays Convertible Securities ETF	7,834
4,489	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	281,681
250	SPDR Bloomberg Barclays High Yield Bond ETF	26,538
30	SPDR Doubleline Total Return Tactical ETF	1,461
2,241	VanEck Vectors Emerging Markets High Yield Bond ETF	52,372
131	VanEck Vectors International High Yield Bond ETF	3,175
20,358	Vanguard Total International Bond ETF	1,149,616
2,157	WisdomTree Emerging Markets Local Debt Fund	72,971
		2,287,919
	MIXED ALLOCATION FUND - 0.8%
3,728	iShares Morningstar Multi-Asset Income ETF	90,266

	SPECIALTY FUNDS - 0.0%
43	Invesco DB US Dollar Index Bullish Fund	1,132
1	ProShares Short VIX Short-Term Futures ETF	50
		1,182

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,618,930)	4,621,678

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	MUTUAL FUNDS - 14.6%
	ALTERNATIVE FUNDS - 14.6%
88,678	Altegris Futures Evolution Strategy Fund, Class I	$812,290
95,981	AQR Managed Futures Strategy Fund, Class I	818,721
	TOTAL MUTUAL FUNDS (Cost - $1,843,731)	1,631,011

	SHORT-TERM INVESTMENTS - 29.8%
3,324,052	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^	3,324,052
	(Cost - $3,324,052)

	TOTAL INVESTMENTS - 85.9% (Cost - $9,786,713)	$9,576,741

	OTHER ASSETS LESS LIABILITIES - 14.1%	1,566,456

	NET ASSETS - 100.0%	$11,143,197

EAFE - Europe, Australasia and Far East

ETF - Exhange Traded Fund

FTSE - Financial Times Stock Exchange

GSCI - Goldman Sachs Commodity Index

LP - Limited Partnership

MBS - Mortgage Backed Security

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depository Receipt

UCITS - Undertakings for Collective Investments in Transferable Securities

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

Forward Currency Contracts
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver	Currency	Counterparty	In Exchange For	Currency	Value	(Depreciation)
To Buy:
6/26/2019	157,818	CAD	BNY Mellon	$116,806	USD	$117,650	$(844)
6/26/2019	14,991,441	JPY	BNY Mellon	138,330	USD	136,909	1,421
To Sell:
6/26/2019	80,082	AUD	BNY Mellon	55,524	USD	55,286	(238)
6/26/2019	11,186	CHF	BNY Mellon	11,145	USD	11,122	(23)
6/26/2019	773,505	EUR	BNY Mellon	863,629	USD	867,861	4,232
6/26/2019	16,234	GBP	BNY Mellon	20,486	USD	20,806	320
6/26/2019	881,433	MXN	BNY Mellon	44,765	USD	46,119	1,354
							$6,222

Unrealized Gain
TOTAL RETURN SWAP - 0.5%
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 64,270, with a receivable rate of 2.70%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016, and has a term of three years there from unless terminated earlier. (Notional Value 6,400,907)	$50,773
$50,773

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
May 31, 2019

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS*
					Unrealized
Number of			Notional Value at		Appreciation /
Contracts	Open Long Future Contracts	Counterparty	May 31, 2019	Expiration	(Depreciation)
4	3 month Euro (EURIBOR)	Deutsche Bank	1,117,654	12/16/2019	$410
2	3 month Euro (EURIBOR)	Deutsche Bank	499,325	12/14/2020	450
2	3 month Euro (EURIBOR)	Deutsche Bank	516,671	3/15/2021	518
4	3 month Sterling	Deutsche Bank	615,598	9/18/2019	415
7	3 month Sterling	Deutsche Bank	1,149,710	12/18/2019	898
19	3 month Sterling	Deutsche Bank	2,990,219	3/18/2020	2,312
4	3 month Sterling	Deutsche Bank	654,801	6/17/2020	734
3	3 month Sterling	Deutsche Bank	413,623	12/16/2020	565
8	3 month Sterling	Deutsche Bank	1,317,464	3/17/2021	1,832
6	3 month Sterling	Deutsche Bank	936,653	3/16/2022	1,681
9	3 year Australian Treasury Bond Future	Deutsche Bank	1,979,675	6/17/2019	6,651
3	10 year Australian Treasury Bond Future	Deutsche Bank	2,584,789	6/17/2019	6,211
5	10 year Italian Bond Future	Deutsche Bank	792,709	6/6/2019	108,350
4	10 year Italian Bond Future	Deutsche Bank	529,576	9/6/2019	1,337
1	10 year Japanese Government Bond Future	Deutsche Bank	1,708,402	6/13/2019	10,799
4	10 year US Treasury Notes Future	Deutsche Bank	526,354	9/19/2019	2,488
3	90 Day Bank Accepted Bill Future	Deutsche Bank	547,300	9/12/2019	513
6	90 Day Bank Accepted Bill Future	Deutsche Bank	930,259	12/12/2019	675
10	90 Day Bank Accepted Bill Future	Deutsche Bank	1,627,802	3/12/2020	2,969
74	DJ EURO STOXX Banks Future	Deutsche Bank	357,458	6/21/2019	(280,396)
3	Euro-BOBL Future	Deutsche Bank	394,352	6/6/2019	(21,393)
4	Euro-BUND Future	Deutsche Bank	735,432	9/6/2019	(9,119)
10	Eurodollar	Deutsche Bank	2,514,567	12/16/2019	4,892
7	Eurodollar	Deutsche Bank	1,669,798	3/16/2020	4,278
6	Eurodollar	Deutsche Bank	1,579,952	3/15/2021	3,924
6	Eurodollar	Deutsche Bank	1,472,332	3/14/2022	2,857
5	Euro-OAT Futures	Deutsche Bank	903,713	9/6/2019	1,908
3	Gold	Deutsche Bank	383,045	8/28/2019	3,423
4	Long Gilt Future	Deutsche Bank	576,998	9/26/2019	1,375
7	Mini Japanese Goverment Bond Future	Deutsche Bank	957,671	6/12/2019	2,124
2	Nasdaq-100 E-Mini Future	Deutsche Bank	352,688	6/21/2019	(9,643)
4	Nikkei 225 (JPY) Future	Deutsche Bank	418,162	6/13/2019	(46,647)
3	S&P 500 E-Mini Future	Deutsche Bank	368,681	6/21/2019	43,761
					$(148,848)
	Open Short Future Contracts
(8)	2 year Euro-Schatz Future	Deutsche Bank	(949,883)	9/6/2019	(2,342)
(12)	5 year US Treasury Notes Future	Deutsche Bank	(1,456,905)	9/30/2019	(63,106)
(6)	AUD/USD	Deutsche Bank	(449,260)	6/17/2019	4,821
(8)	CAD/USD	Deutsche Bank	(621,357)	6/18/2019	4,709
(6)	CME E-Mini Russell 2000 Index	Deutsche Bank	(448,245)	6/21/2019	245,586
(3)	EUR/JPY	Deutsche Bank	(418,225)	6/17/2019	11,572
(8)	EUR/USD	Deutsche Bank	(1,136,705)	6/17/2019	13,680
(4)	Euro-BUND Future	Deutsche Bank	(806,915)	6/6/2019	(36,738)
(6)	JPY/USD	Deutsche Bank	(633,990)	6/17/2019	(8,008)
(3)	Nikkei 225 Future	Deutsche Bank	(352,544)	6/13/2019	16,515
					$186,689
	TOTAL FUTURES CONTRACTS				$37,841

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
May 31, 2019

James Alpha Index Swap Top 50 Holdings (Continued)

PURCHASED CALL OPTIONS^*
					Unrealized
		Notional Value at			Appreciation/
Description	Counterparty	May 31, 2019	Expiration	Strike Price	(Depreciation)
HKD/USD	Deutsche Bank	387,892	9/18/2019	$7.95	$—

WRITTEN PUT OPTIONS^*
		Notional Value at			Unrealized
Description	Counterparty	May 31, 2019	Expiration	Strike Price	Depreciation
JPY/AUD	Deutsche Bank	(363,366)	8/16/2019	$68.50	$(835)
JPY/EUR	Deutsche Bank	(412,993)	8/27/2019	110.50	(464)
JPY/USD	Deutsche Bank	(506,510)	9/6/2019	100.00	(1,170)
JPY/USD	Deutsche Bank	(430,360)	10/10/2019	101.00	(1,532)
USD/EUR	Deutsche Bank	(383,353)	10/25/2019	1.06	(510)
TOTAL WRITTEN PUT OPTIONS					$(4,511)

^	Option transactions are done by notional and not by contracts

FOREIGN CURRENCY TRANSACTIONS +*
Settlement	Units to					US Dollar	Unrealized
Date	Receive/Deliver	Currency	Counterparty	In Exchange For	Currency	Value	Appreciation
To Sell:
6/4/2019	(518,018)	JPY	Deutsche Bank	$56,243,846	USD	$(516,362)	$1,307

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities Currency Abbreivations:

Currency Abbreivations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

MXN - Mexican Peso

USD - U.S. Dollar

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCK - 94.5%
	ASIA PACIFIC - 27.3%
	AUSTRALIA - 8.0%
1,070,725	Dexus	$9,570,676
12,109,331	NEXTDC Ltd. *	55,026,356
469,325	Viva Energy REIT	841,810
		65,438,842
	HONG KONG - 8.4%
4,154,799	CK Asset Holdings Ltd.	30,066,216
2,742,185	Hang Lung Properties Ltd.	5,785,010
4,331,728	Hongkong Land Holdings Ltd.	28,265,126
568,737	Wharf Real Estate Investment Co. Ltd. *	3,891,398
		68,007,750
	JAPAN - 10.9%
145,684	Aeon Mall Co. Ltd.	2,133,573
9,088	Invincible Investment Corp.	4,827,024
640,321	Mitsubishi Estate Co. Ltd.	11,722,767
1,382,365	Mitsui Fudosan Co. Ltd.	33,333,552
6,672,777	Tokyu Fudosan Holdings Corp.	36,994,743
		89,011,659

	TOTAL ASIA PACIFIC - (Cost - $242,556,124)	222,458,251

	EUROPE - 17.4%
	BELGIUM - 0.5%
37,747	Aedifica SA	3,468,023
10,552	VGP NV	865,760
		4,333,783
	FRANCE - 2.8%
83,937	Covivio	8,786,235
99,189	Gecina SA	14,142,349
		22,928,584
	GERMANY - 3.3%
546,374	Alstra Office REIT-AG	8,477,142
56,330	Deutsche Wohmen SE	2,652,497
624,264	Instone Real Estate Group AG. *#	15,343,306
		26,472,945
	IRELAND - 3.0%
3,023,207	Cairn Homes PLC *	4,142,405
24,759,408	Glenveagh Properties PLC *#	20,622,781
		24,765,186
	ITALY - 1.2%
1,182,620	COIMA RES SpA #	9,986,781

	SPAIN - 1.1%
794,845	Inmobiliaria Colonial Socimi SA	8,775,922

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 94.5% (Continued)
	EUROPE - 17.4% (Continued)
	UNITED KINGDOM - 5.5%
10,650,777	Assura PLC	$8,601,814
6,010,092	Empiric Student Property PLC	6,900,953
3,577,133	Grainger PLC	11,322,094
580,225	Great Portland Estates PLC	5,256,087
5,407,385	Hansteen Holdings PLC	6,410,599
3,567,262	McCarthy & Stone PLC #	5,840,672
		44,332,219

	TOTAL EUROPE (Cost - $168,383,850)	141,595,420

	NORTH AMERICA - 49.8%
	CANADA - 8.0%
1,025,534	Boardwalk Real Estate Investment Trust	30,859,326
459,304	Dream Global Real Estate Investment Trust	4,593,380
952,935	Dream Industrial Real Estate Investment Trust	8,162,577
1,579,655	WPT Industrial Real Estate Investment Trust	21,514,901
		65,130,184
	UNITED STATES - 41.8%
387,413	Acadia Realty Trust	10,595,746
835,664	Americold Realty Trust	26,156,283
1,825,083	Brixmor Property Group, Inc.	31,300,173
2,069,787	CatchMark Timber Trust, Inc.	19,476,696
141,806	Chatham Lodging Trust	2,699,986
7,990,538	Colony Capital, Inc.	41,470,892
624,816	CoreCivic, Inc.	13,683,470
510,395	Corporate Office Properties Trust	14,209,397
466,194	Cushman & Wakefield PLC *	7,860,031
816,898	Ellington Financial LLC	14,173,180
32,298	Equinix, Inc.	15,690,045
585,561	GEO Group, Inc.	12,841,353
100,524	Granite Point Mortgage Trust, Inc.	1,868,741
870,757	Hilton Grand Vacations, Inc. *	22,134,643
883,704	Jernigan Capital, Inc.	18,663,828
901,371	Kennedy-Wilson Holdings, Inc.	18,523,174
297,072	National Storage Affiliates Trust	8,849,775
494,466	New Senior Investment Group, Inc.	3,258,531
644,709	Physicians Realty Trust	11,804,622
299,264	QTS Realty Trust, Inc.	13,817,019
107,966	Realty Income Corp.	7,566,257
618,672	Wyndham Destinations, Inc.	24,610,772
		341,254,614

	TOTAL NORTH AMERICA (Cost - $482,596,647)	406,384,798

	TOTAL COMMON STOCK (Cost - $893,536,621)	770,438,469

	SHORT-TERM INVESTMENTS - 6.6%
54,066,839	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^
	(Cost - $54,066,839)	54,066,839

	TOTAL INVESTMENTS - 101.1% (Cost - $947,603,460)	$824,505,308
	LIABILITIES LESS OTHER ASSETS - (1.1)%	(8,914,074)
	NET ASSETS - 100.0%	$815,591,234

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At May 31, 2019, these securities amounted to $51,793,540 or 6.35% of net assets.

PLC - Public Liability Company

REIT - Real Estate Investment Trust

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
May 31, 2019

Principal		Interest	Maturity
Amount		Rate	Date	Value
	CORPORATE BONDS - 10.6%
	AEROSPACE/DEFENSE - 0.4%
$50,000	Bombardier, Inc. #	5.750%	3/15/2022	$49,901

	AUTO PARTS & EQUIPMENT - 0.4%
50,000	Panther BF Aggregator 2 LP #	8.500	5/15/2027	50,000

	COMMERCIAL SERVICES - 1.1%
150,000	Hertz Corp.	5.875	10/15/2020	149,344

	DISTRIBUTION/WHOLESALE - 0.4%
50,000	H&E Equipment Services, Inc.	5.625	9/1/2025	49,787

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
50,000	Nationstar Mortgage Holdings, Inc. #	8.125	7/15/2023	50,000

	ELECTRONICS - 0.7%
100,000	ADT Security Corp.	3.5	7/15/2022	97,250

	INTERNET - 0.4%
50,000	Cogent Communications Group, Inc. #	5.375	3/1/2022	51,500

	MACHINERY - DIVERSIFIED - 1.1%
150,000	Cloud Crane LLC #	10.125	8/1/2024	159,750

	MEDIA - 0.7%
50,000	Clear Channel Worldwide Holdings, Inc.	6.500	11/15/2022	51,250
50,000	Dish DBS Corp.	6.750	6/1/2021	51,750
				103,000
	MINING - 0.1%
19,000	First Quantum Minerals Ltd. #	7.000	2/15/2021	18,952

	OIL & GAS - 1.1%
98,000	Ascent Resources Utica Holdings LLC #	10.000	4/1/2022	104,482
50,000	Denbury Resources, Inc. #	9.000	5/15/2021	48,875
				153,357
	PHARMACEUTICALS - 0.3%
42,000	Bausch Health Cos., Inc. #	5.875	5/15/2023	42,367

	PIPELINES - 1.0%
50,000	Genesis Energy LP	6.750	8/1/2022	49,938
100,000	Summit Midstream Partners LP	9.500	6/15/2166	91,064
				141,002
	PRIVATE EQUITY - 1.1%
150,000	Icahn Enterorises LP	6.250	2/1/2022	153,188

	TELECOMMUNICATIONS - 0.7%
100,000	CommScope, Inc. #	5.000	6/15/2021	99,750

	TRUCKING & LEASING - 0.7%
100,000	Park Aerospace Holdings Ltd. #	5.250	8/15/2022	104,250

	TOTAL CORPORATE BONDS (Cost - $1,486,714)			1,473,398

Shares
	COMMON STOCK - 74.8%
	AEROSPACE/DEFENSE - 2.3%
1,300	L3 Technologies, Inc.			314,678

	AIRLINES - 0.1%
500	WestJet Airlines Ltd.			11,166

	APPAREL - 0.6%
876	Canada Goose Holdings, Inc. *			29,477
2,083	Skechers U.S.A., Inc. *			58,178
				87,655
	AUTO MANUFACTURERS - 0.0%
14	Tesla, Inc. *			2,592

	AUTO PARTS & EQUIPMENT - 0.8%
800	WABCO Holdings, Inc. *			104,728

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 74.8% (Continued)
	BANKS - 3.0%
238	First Hawaiian, Inc.	$5,924
5,400	SunTrust Banks, Inc.	324,054
4,500	TCF Financial Corp.	85,770
		415,748
	BEVERAGES - 0.2%
2,449	Cott Corp. *	31,886

	BIOTECHNOLOGY - 3.8%
2,800	Celgene Corp. *	262,612
2,351	Immunomedics, Inc. *	30,728
2,008	Liquidia Technologies, Inc. *	19,939
6,812	NeoGenomics, Inc. *	147,889
100	Spark Therapeutics, Inc. *	10,900
4,759	Stemline Therapeutics, Inc. *	62,486
15	TransMedics Group, Inc. *	408
		534,962
	CHEMICALS - 0.8%
2,100	Versum Materials, Inc.	107,835

	COAL - 0.5%
6,812	SunCoke Energy Partners LP	71,594

	COMMERCIAL SERVICES - 4.8%
517	2U, Inc. *	19,641
251	Avalara, Inc. *	16,978
207	CoStar Group, Inc. *	105,495
662	Evo Payments, Inc. *	19,489
1,404	HMS Holdings Corp. *	42,724
1,418	Paylocity Holding Corp. *	142,112
339	ServiceMaster Global Holdings, Inc. *	18,306
13	Stoneco. Ltd. *	328
171	WEX, Inc. *	32,309
2,300	Worldpay, Inc. *	279,772
		677,154
	COMPUTERS - 1.2%
127	ForeScout Technologies, Inc. *	4,079
2,600	KeyW Holding Corp. *	29,250
653	Nutanix, Inc. *	18,330
30	Parsons Corp. *	953
1,154	Pure Storage, Inc. *	18,302
912	Qualys, Inc. *	80,812
828	Tenable Holdings, Inc. *	23,060
		174,786
	DISTRIBUTION/WHOLESALE - 1.4%
1,459	Copart, Inc. *	104,289
1,675	KAR Auction Services, Inc.	94,169
		198,458
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
1,312	Hamilton Lane, Inc.	64,498
313	LPL Financial Holdings, Inc.	25,109
2,623	WageWorks, Inc. *	131,071
		220,678
	E-COMMERCE DISCRETIONARY - 0.0%
26	Farfetch Ltd. *	521

	ELECTRIC - 0.6%
4,777	Clearway Energy, Inc.	71,655
121	Sempra Energy	15,905
		87,560
	ELECTRONICS - 0.0%
66	II-VI, Inc. *	2,074

	ENTERTAINMENT - 0.1%
570	Lions Gate Entertainment Corp.	7,843

	GAS - 1.3%
1,900	American Midstream Partners LP	9,880
3,200	AmeriGas Partners LP	108,576
1,131	UGI Corp.	58,371
		176,827

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 74.8% (Continued)
	HEALTHCARE - PRODUCTS - 1.2%
870	Axonics Modulation Technologies, Inc. *	$28,588
397	Bio-Techne Corp.	78,626
2,533	GenMark Diagnostics, Inc. *	16,946
274	Inspire Medical Systems, Inc. *	15,473
632	Silk Road Medical, Inc. *	26,961
3,699	T2 Biosystems, Inc. *	7,213
		173,807
	HEALTHCARE - SERVICES - 0.2%
634	Invitae Corp. *	11,063
125	LHC Group, Inc. *	14,160
		25,223
	HOME BUILDERS - 0.6%
9,826	Cairn Homes PLC *	13,468
82,099	Glenveagh Properties PLC * #	68,341
		81,809
	INTERNET - 1.8%
800	Liberty Expedia Holdings, Inc. *	32,984
18	Okta, Inc. *	2,038
649	OptimizeRx Corp. *	9,988
349	Overstock.com, Inc. *	3,333
1,140	RingCentral, Inc. *	136,629
153	Uber Technologies, Inc. *	6,183
795	Zscaler, Inc. *	54,561
		245,716
	INVESTMENT COMPANIES - 2.7%
2,658	Ellington Financial, Inc.	46,116
6,900	Oaktree Capital Group LLC	333,477
		379,593
	LODGING - 1.1%
2,837	Hilton Grand Vacations, Inc. *	72,117
2,012	Wyndham Destinations, Inc.	80,037
		152,154
	MACHINERY - CONSTRUCTION & MINING - 0.4%
1,153	BWX Technologies, Inc.	53,661

	MACHINERY - DIVERSIFIED - 0.2%
580	Cactus, Inc. *	18,879
114	Gardner Denver Holdings, Inc. *	3,873
		22,752
	MEDIA - 0.7%
299	Fox Corp.	10,534
1,800	Tribune Media Co.	83,340
		93,874
	MINING - 0.0%
1	Newmont Goldcorp Corp.	33

	OIL & GAS - 5.4%
2,300	Anadarko Petroleum Corp.	161,851
1,496	Black Stone Minerals LP	24,430
892	Cabot Oil & Gas Corp.	22,318
3,647	CNX Resources Corp. *	28,155
1,453	Delek US Holdings, Inc.	44,476
920	Devon Energy Corp.	23,147
547	EOG Resources, Inc.	44,788
924	EQT Corp.	16,909
557	Exxon Mobil Corp.	39,419
1,293	Marathon Petroleum Corp.	59,465
3,168	Parsley Energy, Inc. *	56,485
692	Royal Dutch Shell PLC - ADR	43,499
1,420	Sunoco LP	42,543
773	Valero Energy Corp.	54,419
2,628	Viper Energy Partners LP	73,584
1,478	WPX Energy, Inc. *	15,903
		751,391
	OIL & GAS SERVICES - 0.9%
2,685	Archrock, Inc.	23,816
1,825	Halliburton Co.	38,854
29,491	Hi-Crush, Inc.	67,829
17	Nine Energy Service, Inc. *	287
		130,786

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 74.8% (Continued)
	PHARMACEUTICALS - 0.3%
665	Aimmune Therapeutics, Inc. *	$13,014
773	Premier, Inc. *	28,408
		41,422
	PIPELINES - 3.5%
3,200	Andeavor Logistics LP	111,616
1,000	Buckeye Partners LP	40,760
385	Cheniere Energy, Inc. *	24,324
1,626	Cheniere Energy Partners LP	67,869
1,094	Genesis Energy LP	23,871
3,553	Martin Midstream Partners LP	23,912
1,282	MPLX LP	39,204
1,209	PBF Logistics LP	24,301
505	Phillips 66 Partners LP	24,230
2,104	Summit Midstream Partners LP	15,275
1,520	Targa Resources Corp.	58,459
673	TC PipeLines LP	24,383
682	Williams Cos., Inc.	17,991
		496,195
	PRIVATE EQUITY - 0.4%
2,929	Kennedy-Wilson Holdings, Inc.	60,191

	REAL ESTATE - 6.3%
681	Aeon Mall Co. Ltd.	10,004
13,531	CK Asset Holdings Ltd.	97,851
3,911	COIMA RES SpA #	33,035
1,524	Cushman & Wakefield PLC *	25,695
184	Deutsche Wohnen SE	8,663
19,119	Empiric Student Property PLC	22,025
11,654	Grainger PLC *	36,898
8,940	Hang Lung Properties Ltd.	18,814
4,100	HFF, Inc.	177,038
14,096	Hongkong Land Holdings Ltd.	91,906
2,042	Instone Real Estate Group AG * #	50,061
11,993	McCarthy & Stone PLC #	19,621
2,086	Mitsubishi Estate Co. Ltd.	38,367
4,502	Mitsui Fudosan Co. Ltd.	109,114
21,960	Tokyu Fudosan Holdings Corp.	122,567
33	VGP NV	2,707
1,893	Wharf Real Estate Investment Co. Ltd.	12,929
		877,295
	REITS - 10.7%
1,258	Acadia Realty Trust	34,406
123	Aedifica SA	11,294
1,777	alstria office REIT-AG	27,644
3,324	Americold Realty Trust	104,041
34,658	Assura PLC	28,001
3,342	Boardwalk Real Estate Investment Trust	100,564
5,948	Brixmor Property Group, Inc.	102,008
6,752	CatchMark Timber Trust, Inc.	63,536
444	Chatham Lodging Trust	8,454
26,538	Colony Capital, Inc.	137,732
2,048	CoreCivic, Inc.	44,851
1,663	Corporate Office Properties Trust	46,298
273	Covivio	28,566
795	CyrusOne, Inc.	46,937
3,515	Dexus	31,368
1,474	Dream Global Real Estate Investment Trust	14,741
3,102	Dream Industrial Real Estate Investment Trust	26,571
105	Equinix, Inc.	51,008
322	Gecina SA	45,929
1,910	GEO Group, Inc.	41,886
5,414	Global Medical REIT, Inc.	57,713
327	Granite Point Mortgage Trust, Inc.	6,079
1,991	Great Portland Estates PLC	18,043
18,459	Hansteen Holdings PLC *	21,660
2,590	Inmobiliaria Colonial Socimi SA	28,602
30	Invincible Investment Corp.	15,971
2,897	Jernigan Capital, Inc.	61,185
976	National Storage Affiliates Trust	29,075
1,626	New Senior Investment Group, Inc.	10,715

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 74.8% (Continued)
	REITS - 10.7% (Continued)
188	Park Hotels & Resorts, Inc.	$5,193
2,093	Physicians Realty Trust	38,323
972	QTS Realty Trust, Inc.	44,877
354	Realty Income Corp.	24,808
2,200	Tier REIT, Inc.	59,224
1,540	Viva Energy REIT	2,763
5,138	WPT Industrial Real Estate Investment Trust	69,980
		1,490,046
	RETAIL - 0.6%
417	Designer Brands, Inc.	7,544
383	Five Below, Inc. *	49,304
292	Wingstop, Inc.	23,267
		80,115
	SAVINGS & LOANS - 1.0%
4,940	Entegra Financial Corp. *	146,471

	SEMICONDUCTORS - 0.2%
1	Broadcom, Inc.	252
300	Mellanox Technologies Ltd. *	32,934
		33,186
	SOFTWARE - 10.1%
524	Alteryx, Inc. *	45,515
139	Bandwidth, Inc. *	10,087
901	Black Knight, Inc. *	51,078
1,898	Blackline, Inc. *	97,576
432	Ceridian HCM Holding, Inc. *	21,246
676	Coupa Software, Inc. *	73,826
2,845	Domo, Inc. *	95,307
2,350	eGain Corp. *	18,518
6,600	First Data Corp. *	167,772
2,292	Five9, Inc. *	117,694
895	Guidewire Software, Inc. *	89,965
972	Instructure, Inc. *	40,416
1,051	Pluralsight, Inc. *	33,485
1,869	PROS Holdings, Inc. *	105,972
1,400	Red Hat, Inc. *	258,020
1,621	SailPoint Technologies Holding, Inc. *	28,481
1,943	SS&C Technologies Holdings, Inc.	108,128
487	Talend SA * - ADR	22,714
127	Yext, Inc. *	2,332
15	Zoom Video Communications, Inc. *	1,196
1,104	Zuora, Inc. *	15,445
		1,404,773
	TELECOMMUNICATIONS - 2.0%
3,922	GTT Communications, Inc. *	93,265
39,448	NextDC Ltd. *	179,568
15	Pagerduty, Inc. *	771
400	Quantenna Communications, Inc. *	9,704
		283,308
	TRANSPORTATION - 1.4%
2,417	CryoPort, Inc. *	40,412
1,653	GasLog Ltd.	23,803
2,417	Golar LNG Ltd.	43,965
303	Norfolk Southern Corp.	59,127
2,222	USD Partners LP	23,731
		191,038

	TOTAL COMMON STOCK (Cost - $10,096,740)	10,443,584

	EXCHANGE TRADED FUNDS - 1.6%
	EQUITY FUNDS - 1.3%
1,035	Global X S&P 500 Covered Call ETF	47,645
8,001	ProShares UltraShort Russell 2000	135,617
		183,262
	DEBT FUND - 0.3%
1,117	High Yield ETF	38,369

	TOTAL EXCHANGE TRADED FUNDS (Cost - $225,043)	221,631

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Maturity Date	Interest Rate	Value
	PREFFERED STOCK - 2.6%
7,000	Bank of America Corp.	Perpetual	6.625%	$178,220
2,500	Citigroup, Inc.	Perpetual	6.300%	65,025
3,000	JPMorgan Chase & Co.	Perpetual	6.125%	77,010
1,475	United States Cellular Corp.	12/1/2064	7.250%	39,132
	TOTAL PREFERRED STOCK (Cost - $371,221)			359,387

	CLOSED END FUNDS - 4.1%
7,500	AllianceBernstein Global High Income Fund, Inc.			86,325
11,000	AllianzGI Convertible & Income Fund			60,500
10,000	BlackRock Corporate High Yield Fund, Inc.			101,600
8,000	DoubleLine Income Solutions Fund			160,000
1,000	Invesco Dynamic Credit Opportunities Fund			10,840
5,500	Nuveen Preferred & Income Securities Fund			50,050
10,000	PIMCO Income Strategy Fund II			102,800
	TOTAL CLOSED END FUND (Cost - $589,376)			572,115

	OPEN END FUND - 9.2%
122,549	James Alpha Structured Credit Value Portfolio, Class S +			1,280,642
	TOTAL OPEN END FUND (Cost - $1,249,465)

	SHORT - TERM INVESTMENT - 7.2%
1,010,151	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^			1,010,151
	(Cost - $1,010,151)

	TOTAL INVESTMENTS - 110.1% (Cost - $15,028,710)			$15,360,908

	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1)%			(1,400,256)

	NET ASSETS - 100.0%			$13,960,652

	SECURITIES SOLD SHORT - (21.0)%
	COMMON STOCK - (16.6)%
	AEROSPACE/DEFENSE - (2.3)%
1,690	Harris Corp.			$316,351
2	United Technologies Corp.			253
				316,604
	BANKS - (3.0)%
6,994	BB&T Corp.			326,969
2,285	Chemical Financial Corp.			86,510
				413,479
	BIOTECHNOLOGY - (0.5)%
901	Allakos, Inc. *			35,319
1,700	Celgene Corp. - CVR *			4,080
1,597	Sinovac Biotech Ltd. *			10,332
724	WaVe Life Sciences Ltd. *			16,601
				66,332
	DISTRIBUTION/WHOLESALE - (0.3)%
1,063	EVI Industries, Inc.			38,746

	DIVERSIFIED FINANCIAL SERVICES - (0.2)%
76	Credit Acceptance Corp. *			34,686

	ELECTRIC - (0.4)%
906	Unitil Corp.			51,515

	GAS - (1.9)%
578	Atmos Energy Corp.			58,840
711	Chesapeake Utilities Corp.			64,544
698	ONE Gas, Inc.			61,117
1,600	UGI Corp.			82,576
				267,077
	HEALTHCARE - PRODUCTS - (0.3)%
4,403	MiMedx Group, Inc. *			20,034
1,249	Patterson Cos., Inc.			26,254
				46,288
	HEALTHCARE - SERVICES - (0.4)%
1,910	RadNet, Inc. *			23,073
2,154	Select Medical Holdings Corp. *			30,264
812	Surgery Partners, Inc. *			6,959
				60,296

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	SECURITIES SOLD SHORT - (21.0)% (Continued)
	COMMON STOCK - (16.6)% (Continued)
	INTERNET - (0.2)%
288	Expedia Group, Inc.	$33,120

	OIL & GAS - (0.1)%
49	Chevron Corp.	5,579
254	Occidental Petroleum Corp.	12,642
1	Transocean Ltd. *	6
		18,227
	PHARMACEUTICALS - (0.9)%
2,700	Bristol-Myers Squibb Co.	122,499
645	Lannett Co., Inc. *	3,393
		125,892
	PIPELINES - (0.8)%
3,633	MPLX LP	111,097

	PRIVATE EQUITY - (1.2)%
3,716	Brookfield Asset Management, Inc.	170,379

	REAL ESTATE - (0.5)%
615	Jones Lang LaSalle, Inc.	76,537

	REITS - (0.5)%
300	Chesapeake Lodging Trust	8,631
6,556	Cousins Properties, Inc.	59,332
		67,963
	SOFTWARE - (3.1)%
2,136	Fidelity National Information Services, Inc.	256,961
2,000	Fiserv, Inc. *	171,720
		428,681
	TELECOMMUNICATIONS - (0.0)%
300	Finisar Corp. *	6,294

	TOTAL COMMON STOCK (Proceeds - $2,253,485)	2,333,213

	EXCHANGED TRADED FUNDS - (4.4)%
	EQUITY FUNDS - (4.4)%
691	iShares Russell 2000 ETF	100,789
2,764	iShares Russell 2000 Growth ETF	518,443
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $467,245)	619,232

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,720,730)	2,952,445

ADR - American Depositary Receipt

CVR - Contingent Value Right

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnerships

PLC - Public Liability Company

REIT - Real Estate Investment Trust

*	Non-income producing securities.

+	Affiliated Investment.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At May 31, 2019, these securities amounted to $950,885 or 6.81% of net assets.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

Forward Currency Contracts
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver	Foreign Currency	Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
6/3/2019	3,431	CAD	Bank of New York	$2,538	USD	$2,541	$(3)
6/3/2019	1,475	EUR	Bank of New York	1,643	USD	$1,642	1
To Sell:
6/3/2019	20	AUD	Bank of New York	14	USD	$14	—
6/3/2019	471	GBP	Bank of New York	595	USD	$595	—
6/4/2019	12,766	HKD	Bank of New York	1,628	USD	$1,627	(2)
							$(4)

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 86.8%
	EQUITY FUND - 86.8%
100,000	SPDR S&P500 ETF Trust +	$27,527,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,168,114)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 8.3% *
	PUT OPTIONS PURCHASED - 8.3%
120	S&P 500 Index	$34,620,000	6/21/19 - $2,885.00	1,614,600
50	S&P 500 Index	14,150,000	6/28/19 - $2,830.00	469,250
50	S&P 500 Index	14,250,000	6/28/219 - $2,850.00	540,250
	TOTAL PURCHASED OPTIONS (Cost - $795,407)			2,624,100

Shares
	SHORT-TERM INVESTMENTS - 6.1%
1,954,606	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^
	(Cost - $1,954,606)	1,954,606

	TOTAL INVESTMENTS - 101.2% (Cost - $30,918,127)	$32,105,706

	LIABILITIES LESS OTHER ASSETS - (1.2)%	(389,379)

	NET ASSETS - 100.0%	$31,716,327

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (2.3)% *
	PUT OPTIONS WRITTEN - (2.3)%
50	S&P 500 Index	$11,275,000	6/21/19 - $ 2,685.00	$112,250
50	S&P 500 Index	11,305,000	6/21/19 - $ 2,705.00	139,250
120	S&P 500 Index	27,132,000	6/21/19 - $ 2,740.00	477,000
	(Premiums Received - $273,772)			728,500

	CALL OPTIONS WRITTEN - (0.0)%
250	SPDR S&P500 ETF Trust	6,950,000	6/7/19 - $ 292.50	125
250	SPDR S&P500 ETF Trust	7,025,000	6/7/19 - $ 294.00	125
500	SPDR S&P500 ETF Trust	13,600,000	6/7/19 - $ 287.50	1,750
	(Premiums Received - $133,008)			2,000

	TOTAL WRITTEN OPTIONS (Premiums Received - $406,780)			$730,500

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

ETF - Exchange Traded Fund

(a)	Each contract is equivalent to 100 shares of the underlying security.

	TOTAL RETURN SWAPS - 0.0%
Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%) #	Gain/(Loss)
$1,282,600	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/27/2019	Pay	2.4805	$—
769,560	SPY SPDR SP 500 ETF Trust	3,000	Goldman Sachs	10/4/2019	Pay	2.4805	—
1,795,640	SPY SPDR SP 500 ETF Trust	7,000	Goldman Sachs	11/12/2019	Pay	2.4805	—
2,565,200	SPY SPDR SP 500 ETF Trust	10,000	Goldman Sachs	12/2/2019	Pay	2.4805	—
2,565,200	SPY SPDR SP 500 ETF Trust	10,000	Goldman Sachs	12/2/2019	Pay	2.4805	—
1,357,550	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/3/2020	Pay	0.0000	—
							$—

#	Variable rate is Libor plus 0.40%

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 74.7%
	EQUITY FUND - 74.7%
123,000	iShares MSCI Emerging Markets ETF +	$5,007,330
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,306,033)

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 10.4% *
	PUT OPTIONS PURCHASED - 10.4%
1,550	iShares MSCI Emerging Markets ETF	$6,742,500	6/3/2019 - $43.50	429,350
1,000	iShares MSCI Emerging Markets ETF	4,000,000	6/21/2019 - $40.00	53,500
500	iShares MSCI Emerging Markets ETF	2,150,000	6/21/2019 - $43.00	127,500
500	iShares MSCI Emerging Markets ETF	1,950,000	6/28/2019 - $39.00	19,750
1,000	iShares MSCI Emerging Markets ETF	4,000,000	6/28/2019 - $40.00	67,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $335,461)			697,100

	CALL OPTIONS PURCHASED - 0.0%
500	iShares MSCI Emerging Markets ETF	20,750	6/3/2019 - $41.50	250
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,745)			250

	TOTAL PURCHASED OPTIONS (Cost - $337,206)			697,350

Shares
	SHORT-TERM INVESTMENTS - 12.1%
815,805	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^			815,805
	(Cost - $815,805)

	TOTAL INVESTMENTS - 97.2% (Cost - $6,459,044)			$6,520,485

	OTHER ASSETS LESS LIABILITIES - 2.8%			186,315

	NET ASSETS - 100.0%			$6,706,800

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (3.7)% *
	PUT OPTIONS WRITTEN - (3.0)%
300	iShares MSCI Emerging Markets ETF	$1,140,000	6/3/2019 - $38.00	$150
1,412	iShares MSCI Emerging Markets ETF	5,859,800	6/3/2019 - $41.50	109,430
1,000	iShares MSCI Emerging Markets ETF	3,750,000	6/21/2019 - $37.50	11,000
500	iShares MSCI Emerging Markets ETF	2,050,000	6/21/2019 - $41.00	49,750
500	iShares MSCI Emerging Markets ETF	1,850,000	6/28/2019 - $37.00	6,500
1,000	iShares MSCI Emerging Markets ETF	3,800,000	6/28/2019 - $38.00	23,500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $111,984)			200,330

	CALL OPTIONS WRITTEN - (0.7)%
1,000	iShares MSCI Emerging Markets ETF	4,150,000	6/7/2019 - $41.50	13,500
500	iShares MSCI Emerging Markets ETF	2,050,000	6/28/2019 - $41.00	33,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $45,915)			47,000

	TOTAL OPTIONS WRITTEN (Premiums Received - $157,899)			$247,330

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

ETF - Exchange Traded Fund

(a)	Each contract is equivalent to 100 shares of the underlying security.

	TOTAL RETURN SWAPS - 0.0%
Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)	Gain/(Loss)
$455,600	iShares Currency Hedged MSCI Emerging Markets ETF	20,000	Goldman Sachs	6/18/2019	Pay	2.4805#	$—
2,099,440	iShares MSCI Emerging Markets ETF	56,000	Goldman Sachs	11/12/2019	Pay	2.4805	—
455,600	iShares Currency Hedged MSCI Emerging Markets ETF	20,000	Goldman Sachs	1/15/2020	Pay	2.4805#	—
							$—

#	Variable rate is Libor plus 0.60%.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)
May 31, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	ASSET-BACKED SECURITIES - 9.6%
	AUTOMOBILE ASSET-BACKED SECURITIES - 1.6%
$100,000	CPS Auto Receivables Trust 2018-A #	3.6600		12/15/2023	$101,533
91,244	Drive Auto Receivables Trust 2015-A #	4.1200		7/15/2022	91,418
150,000	First Investors Auto Owner Trust 2017-2 #	5.4800		10/15/2024	155,831
160,000	Foursight Capital Automobile Receivables Trust 2018-1 #	6.8200		4/15/2025	166,236
75,000	United Auto Credit Securitization Trust 2019-1 #	4.2900		8/12/2024	75,535
205,000	Westlake Automobile Receivables Trust 2018-1 #	4.5300		5/15/2023	210,062
100,000	Westlake Automobile Receivables Trust 2018-3 #	4.9000		12/15/2023	102,798
					903,413
	COMMERCIAL ASSET-BACKED SECURITIES - 0.9%
160,000	GS Mortgage Securities Trust 2016-GS4 #	3.2330	*	11/10/2049	144,886
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C31, weighted average of the net mortgage rates on the mortgage loans for distribution date minus 0.5000%	4.1167	*	8/15/2048	92,117
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16 #	4.7635	*	6/15/2047	106,944
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 #	4.7108	*	8/15/2047	120,539
80,000	Morgan Stanley Capital I Trust 2016-UBS9 #	3.0000		3/15/2049	71,538
					536,024
	OTHER ASSET-BACKED SECURITIES - 1.5%
159,528	Conn’s Receivables Funding 2018-A, LLC. #	6.0200		1/15/2023	160,863
130,000	Engs Commercial Finance Trust 2018-1 #	6.1000		8/22/2025	135,040
150,000	Progress Residential 2017-SFR1 Trust #	5.3500		8/17/2034	153,599
100,000	Progress Residential 2018-SFR1 Trust #	4.7780		3/17/2035	101,320
100,000	Tricon American Homes 2016-SFR1 Trust #	5.7690		11/17/2033	102,672
100,000	Tricon American Homes 2017-SFR2 Trust #	3.6720		1/17/2036	100,745
100,000	Tricon American Homes 2017-SFR2 Trust #	5.1040		1/17/2036	102,494
					856,733
	WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
161,600	Alternative Loan Trust 2006-6CB	5.7500		5/25/2036	108,894
110,000	Angel Oak Mortgage Trust LLC 2017-1 #	6.2545	*	1/25/2047	111,608
150,000	Bellemeade Re 2017-1 Ltd #, 1 mo. LIBOR +3.3500%	5.7798	*	10/25/2027	156,565
140,000	Bellemeade Re 2018-1 Ltd #, 1 mo. LIBOR +1.6000%	4.0298	*	4/25/2028	140,598
100,000	COLT 2017-2 Mortgage Loan Trust #	4.5630	*	10/25/2047	102,015
100,000	Deephaven Residential Mortgage Trust 2018-2 #	4.3750	*	4/25/2058	103,025
130,000	Deephaven Residential Mortgage Trust 2018-2 #	6.0420	*	4/25/2058	132,426
150,000	Eagle RE 2019-1 Ltd #	4.2840	*	4/25/2029	150,309
99,827	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +4.0000%	12.6798	*	1/25/2029	132,798
250,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +4.2500%	6.4298	*	5/25/2030	259,255
250,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +2.0000%	6.6798	*	1/25/2031	257,001
250,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR +3.7500%	4.4298	*	3/25/2031	249,249
100,000	Fannie Mae Connecticut Avenue Securities #, 1 mo. LIBOR +2.4000%	6.1798	*	3/25/2031	100,926
259,778	Freddie Mac REMICS	3.0000		10/15/2027	19,655
126,008	Fannie Mae REMICS	3.0000		12/25/2027	9,503
122,717	Fannie Mae REMICS	3.0000		1/25/2028	9,641
135,680	Fannie Mae REMICS	3.0000		2/25/2028	10,552
129,106	Freddie Mac Structured Agency Credit Risk Debt Notes, 1 mo. LIBOR +8.8000%	11.2298	*	3/25/2028	157,269
190,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +4.2000%	6.6297	*	2/25/2047	192,527
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +11.0000%	12.9298	*	2/25/2047	218,663
160,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +5.1500%	13.4766	*	10/25/2048	178,051
220,000	Freddie Mac Structured Agency Credit Risk Debt Notes #, 1 mo. LIBOR +10.5000%	13.2266	*	1/25/2049	250,364
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes # , 1 mo. LIBOR +2.3000%	14.6798	*	2/25/2049	112,959
					3,163,853

	TOTAL ASSET-BACKED SECURITIES (Cost - $5,241,058)				5,460,023

	BANK LOANS - 3.6%
	AUTO MANUFACTURING - 0.2%
98,443	Trico Group, 3 mo. LIBOR + 6.5000%	—	*	2/2/2024	94,875

	CABLE & SATELLITE - 0.2%
102,900	SFR	4.8435	*	6/22/2025	98,012

	COMMUNICATIONS - 0.1%
50,000	CommScope	5.6885	*	2/7/2026	49,894

	EXPLORATION & PRODUCTION - 0.0%
11,700	Meg Energy	5.6000	*	12/31/2023	11,693

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	BANK LOANS - 3.6% (Continued)
	FOOD - 0.3%
$160,000	JBS USA	—	*	4/25/2026	$159,971

	HEALTHCARE-SERVICES - 0.2%
149,625	LifePoint Health, 3 mo. LIBOR + 4.5000%	6.9860	*	11/16/2025	149,532

	MACHINERY-MANUFACTURING - 0.1%
84,363	Shape Technologies	5.0879	*	4/4/2025	81,621

	MANUFACTURED GOODS - 0.2%
118,200	Kloeckner Pentaplast	6.3435	*	6/29/2022	104,016

	METAL FABRICATE - 0.4%
183,613	Aleris	—	*	2/27/2023	185,105
34,475	Big River Steel	7.3344	*	8/15/2023	34,518
					219,623
	PHARMACEUTICALS - 0.3%
126,422	Natures Bounty	5.9350	*	8/15/2024	121,575
55,500	Valeant Pharma	5.4666	*	6/1/2025	55,404
					176,979
	REAL ESTATE - 0.1%
39,600	Iron Mountain	3.8435	*	1/2/2026	38,635

	RETAIL - 0.3%
59,700	Interior Logic	6.0935		6/1/2025	59,103
133,024	Neiman Marcus Group Ltd.	5.2630		10/25/2020	120,287
					179,390
	SEMICONDUCTORS - 0.1%
66,114	Microchip Technology	4.1000		5/24/2025	66,048

	SOFTWARE - 0.2%
29,466	SS&C Technologies	4.5935		4/16/2025	29,349
21,063	SS&C Technologies	4.5935		4/16/2025	20,979
42,917	West Corp	6.0935		10/3/2024	40,092
					90,420
	TELECOMMUNICATIONS - 0.9%
159,596	CenturyLink	2.7500		1/31/2025	155,440
163,763	SBA Senior Finance II LLC	3.8200		4/11/2025	161,306
114,713	Sprint Communications	—		2/3/2024	113,852
75,000	Windstream Services LLC	—		3/30/2021	75,937
21,892	Windstream Services LLC	6.0900		7/31/2024	22,395
					528,930

	TOTAL BANK LOANS (Cost - $2,068,852)				2,049,639

	TERM LOANS - 0.0%
	ENERGY - 0.0%
17,949	CE STAR Holdings LLC (a)(b)	12.0000		11/28/2021	17,069

	TOTAL TERM LOANS (Cost - $17,550)				17,069

	CORPORATE BONDS - 45.6%
	ADVERTISING - 0.3%
173,000	MDC Partners, Inc. #	6.5000		5/1/2024	159,160

	AEROSPACE/DEFENSE - 0.9%
300,000	Bombardier, Inc.	5.7500		3/15/2022	299,406
112,000	Bombardier, Inc. #	5.7500		3/15/2022	111,778
105,000	Bombardier, Inc. #	7.8750		3/15/2025	100,997
					512,181

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 45.6% (Continued)
	AGRICULTURE - 0.1%
$75,000	Darling Ingredients, Inc. #	5.2500		4/15/2027	$76,110

	AIRLINES - 1.3%
735,000	VistaJet Malta Finance PLC #	7.7500		6/1/2020	735,000

	AUTO MANUFACTURERS - 0.6%
155,000	General Motors Financial Co., Inc.	3.8500		1/5/2028	145,455
200,000	Panther BF Aggregator 2 LP #	8.5000		5/15/2027	200,000
					345,455
	BANKS - 1.9%
200,000	BNP Paribas SA #	3.3750		1/9/2025	198,874
205,000	BNP Paribas SA #, 5 mo. LIBOR + 1.4830%	4.3750	*	3/1/2033	204,197
125,000	Citigroup, Inc.	3.3520	*	4/24/2025	126,574
130,000	Freedom Mortgage Corp. #	8.1250		11/15/2024	109,525
90,000	Freedom Mortgage Corp. #	8.2500		4/15/2025	75,375
140,000	Goldman Sachs Capital II, 3 mo. LIBOR + 0.7675%	3.8140	*	4/23/2029	141,506
200,000	ING Groep NV	3.5500		4/9/2024	202,807
					1,058,858
	BEVERAGES - 0.4%
75,000	Anheuser-Busch InBev Worlwide, Inc.	5.5500		1/23/2049	84,947
140,000	Bacardi Ltd. #	5.3000		5/15/2048	141,294
					226,241
	BUILDING MATERIALS - 0.2%
67,000	Builders FirstSource, Inc. #	6.7500		6/1/2027	68,005
66,000	Summit Materials LLC #	6.5000		3/15/2027	67,815
					135,820
	COAL - 0.1%
318,000	Cloud Peak Energy Resources LLC	12.0000		11/1/2021	37,763

	COMMERCIAL SERVICES - 1.7%
308,000	ACE Cash Express, Inc. #	12.0000		12/15/2022	278,740
600,000	Hertz Corp.	5.8750		10/15/2020	597,375
25,000	Prime Security Services Borrower LLC	5.2500		4/15/2024	24,594
35,000	Prime Security Services Borrower LLC	5.7500		4/15/2026	34,541
48,000	Verscend Escrow Corp. #	9.7500		8/15/2026	50,940
					986,190
	COMPUTERS - 0.2%
100,000	Dell International LLC #	6.0200		10/1/2026	102,401

	DISTRIBUTION/WHOLESALE - 0.4%
230,000	H&E Equipment Services, Inc.	5.6250		9/1/2025	229,023

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
200,000	Avation Capital SA #	6.5000		5/15/2021	203,000
65,000	BlackRock, Inc.	3.2500		4/30/2029	66,577
200,000	BOC Aviation #	3.5000		10/10/2024	199,796
754,000	CNG Holdings, Inc. #	9.3750		5/15/2020	758,712
250,000	Nationstar Mortgage Holdings, Inc. #	8.1250		7/15/2023	250,000
100,000	Springleaf Finance Corp.	6.1250		5/15/2022	105,000
					1,583,085
	ELECTRIC - 0.6%
45,000	Clearway Energy Operating LLC #	5.7500		10/15/2025	45,056
75,000	Southern California Edison Co.	4.8750		3/1/2049	81,862
138,826	Stoneway Capital Corp. #	10.0000		3/1/2027	122,861
70,000	Vistra Operations Co. LLC #	5.6250		2/15/2027	72,254
					322,033
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
383,000	Artesyn Embedded Technologies, Inc. #	9.7500		10/15/2020	390,660

	ELECTRONICS - 1.0%
440,000	ADT Security Corp.	3.5000		7/15/2022	427,900
150,000	Flex Ltd.	4.8750		6/15/2029	148,773
					576,673
	ENGINEERING & CONSTRUCTION - 0.6%
517,000	Aldesa Financial Services SA	7.2500		4/1/2021	338,436

	ENTERTAINMENT - 0.9%
160,000	Enterprise Development Authority #	12.0000		7/15/2024	169,600
150,000	Scientific Games International, Inc. #	8.2500		3/15/2026	151,221
884,682	Tunica-Biloxi Gaming Authority #	3.7800		6/15/2020	203,477
					524,298

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 45.6% (Continued)
	ENVIRONMENTAL CONTROL - 0.3%
$90,000	GFL Environmental, Inc. #	8.5000		5/1/2027	$92,072
97,000	Tervita Escrow Corp. #	7.6250		12/1/2021	97,727
					189,799
	FOOD - 1.0%
113,000	Simmons Foods, Inc.	5.7500		11/1/2024	101,700
398,320	Youngs PIK SCA #	8.2500		8/1/2019	439,581
					541,281
	FOREST PRODUCTS & PAPER - 0.2%
135,000	Schweitzer-Mauduit International, Inc. #	6.8750		10/1/2026	137,025

	HEALTHCARE-SERVICES - 0.1%
70,000	Surgery Center Holdings, Inc. #	10.0000		4/15/2027	71,225

	HOLDING COMPANIES - 0.2%
140,000	VistaJet Malta Finance PLC #	10.5000		6/1/2024	136,668

	HOME BUILDERS - 0.5%
125,000	KB Home	6.8750		6/15/2027	129,062
130,000	Lennar Corp.	5.0000		6/15/2027	131,463
					260,525
	INSURANCE - 0.5%
65,000	CNO Financial Group, Inc.	5.2500		5/30/2029	65,812
130,000	Farmers Exchange Capital III #	5.4540		10/15/2054	133,249
85,000	Protective Life Corp. #	4.3000		9/30/2028	89,539
					288,600
	INTERNET - 0.3%
170,000	Cogent Communications Group, Inc. #	5.3750		3/1/2022	175,100

	LEISURE PRODUCTS - 0.2%
95,000	VOC Escrow Ltd. #	5.0000		2/15/2028	92,862

	LODGING - 0.1%
80,000	MGM Resorts International	5.5000		4/15/2027	80,950

	MACHINERY-DIVERSIFIED - 0.9%
500,000	Cloud Crane LLC #	10.1250		8/1/2024	532,500

	MEDIA - 5.4%
500,000	Altice Luxembourg SA #	10.5000		5/15/2027	500,875
470,000	AMC Networks, Inc.	4.7500		8/1/2025	461,188
500,000	Clear Channel WorldWide Holdings, Inc.	6.5000	*	11/15/2022	512,500
110,000	Comcast Corp.	4.6000		10/15/2038	120,395
400,000	CSC Holdings LLC #	5.3750		7/15/2023	407,000
50,000	DISH DBS Corp.	5.1250		5/1/2020	50,376
415,000	DISH DBS Corp.	6.7500		6/1/2021	429,525
470,000	Lee Enterprises, Inc. #	9.5000		3/15/2022	479,988
127,000	Postmedia Network, Inc. #	8.2500		7/15/2021	93,472
45,000	Yellow Pages Digital & Media Solutions Ltd. #	10.0000		11/1/2022	34,285
					3,089,604
	METAL FABRICATE/HARDWARE - 0.0%
120,000	Constellation Enterprises LLC #(a)(b)	10.6250		2/1/2016	—

	MINING - 2.0%
377,000	Century Aluminum Co. #	7.5000		6/1/2021	372,287
250,000	First Quantum Minerals Ltd. #	7.2500		5/15/2022	238,438
546,000	Mountain Province Diamonds, Inc. #	8.0000		12/15/2022	546,683
					1,157,408
	MISCELLANEOUS MANUFACTURING - 1.0%
115,000	EnPro Industries, Inc.	5.7500		10/15/2026	115,862
466,000	Techniplas LLC #	10.0000		5/1/2020	431,050
					546,912
	OIL & GAS - 4.6%
324,000	Ascent Resources Utica Holdings LLC #	10.0000		4/1/2022	345,429
194,000	Canbriam Energy, Inc. #	9.7500		11/15/2019	191,575
744,000	Delphi Energy Corp. #	10.0000		7/15/2021	503,520
200,000	Denbury Resources, Inc. #	9.0000		5/15/2021	195,500
165,000	EQT Corp.	3.9000		10/1/2027	157,439
262,425	IGas Energy PLC	8.0000		6/30/2021	262,425
150,000	Nabors Industries, Inc.	4.6250		9/15/2021	145,125
110,000	Noble Energy, Inc.	5.2500		11/15/2043	113,818
300,000	PBF Holding Co., LLC.	7.0000		11/15/2023	307,500
91,080	PetroQuest Energy, Inc.	10.0000		2/15/2024	79,695
100,000	Shelf Drilling Holdings Ltd. #	8.2500		2/15/2025	93,000
24,000	Talos Petroleum LLC	7.5000		5/31/2022	21,120
113,000	Transocean, Inc. #	7.2500		11/1/2025	105,514
88,000	Transocean Sentry Ltd. #	5.3750		5/15/2023	87,340
					2,609,000

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 45.6% (Continued)
	OIL & GAS SERVICES - 2.2%
$95,000	Calfrac Holdings LP #	8.5000		6/15/2026	$69,350
340,000	Era Group, Inc.	7.7500		12/15/2022	334,900
602,000	ION Geophysical Corp.	9.1250		12/15/2021	595,980
214,000	Noram Drilling Co AS #	9.0000	~	6/3/2021	214,000
14,960	Polarcus Ltd. #	—		1/1/2025	9,350
					1,223,580
	PACKAGING & CONTAINERS - 0.3%
200,000	Ardagh Packaging Finance PLC #	4.2500		9/15/2022	198,750

	PHARMACEUTICALS - 0.6%
207,000	Bausch Health Companies, Inc. #	5.8750		5/15/2023	208,811
43,000	Bausch Health Companies, Inc. #	7.0000		1/15/2028	42,624
63,000	Bausch Health Companies, Inc. #	7.2500		5/30/2029	62,843
					314,278
	PIPELINES - 1.5%
105,000	Blue Racer Midstream LLC #	6.6250		7/15/2026	106,050
10,000	EnLink MidStream LLC	5.3750		6/1/2029	9,952
250,000	Genesis Energy LP	6.7500		8/1/2022	249,688
75,000	Genesis Energy LP	6.5000		10/1/2025	71,531
69,000	Genesis Energy LP	6.2500		5/15/2026	64,084
75,000	Midwest Connector Capital Co. LLC #	4.6250		4/1/2029	79,744
70,000	MPLX LP	4.5000		4/15/2038	66,595
215,000	Summit Midstream Partners LP, 3 mo. LIBOR + 7.4300%	9.5000	*	3/15/2027	195,788
					843,432
	PRIVATE EQUITY - 0.9%
500,000	Icahn Enterprises LP	6.2500		2/1/2022	510,625

	REAL ESTATE INVESTMENT TRUST - 0.1%
40,000	American Homes 4 Rent LP	4.2500		2/15/2028	40,600

	RETAIL - 1.9%
424,000	DriveTime Automotive Group, Inc. #	8.0000		6/1/2021	430,360
347,000	Hot Topic, Inc. #	9.2500		6/15/2021	349,256
423,000	House of Fraser Funding PLC, 3 mo. LIBOR + 5.7500%	6.6500	*	9/15/2020	18,660
306,000	JC Penney Corp, Inc.	8.1250		10/1/2019	305,235
					1,103,511
	SEMICONDUCTORS - 1.1%
657,000	MagnaChip Semiconductor Corp.	6.6250		7/15/2021	634,005

	TELECOMMUNICATIONS - 2.6%
400,000	CommScope, Inc. #	5.0000		6/15/2021	399,000
65,000	Frontier Communications Corp. #	8.5000		4/1/2026	62,562
559,000	HC2 Holdings, Inc. #	11.5000		12/1/2021	489,125
197,279	Interactive/FriendFinder Networks, Inc. (a)(b)	14.0000		4/27/2025	157,190
70,000	Sprint Corp.	7.6250	~	3/1/2026	74,340
130,000	T-Mobile USA, Inc.	4.7500		2/1/2028	129,310
145,000	Windstream Services LLC #	8.6250		10/31/2025	145,362
					1,456,889
	TRANSPORTATION - 1.4%
565,000	Global Ship Lease, Inc. #	9.8750		11/15/2022	574,887
225,000	XPO Logistics, Inc. #	6.1250		9/1/2023	227,007
					801,894
	TRUCKING & LEASING - 1.0%
95,000	Avolon Holdings Funding Ltd. #	3.6250		5/1/2022	95,213
500,000	Avolon Holdings Funding Ltd. #	4.3750		5/1/2026	500,925
					596,138

	TOTAL CORPORATE BONDS (Cost - $27,797,460)				25,972,548

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Coupon Rate (%)		Maturity Date	Value
	CONVERTIBLE BONDS - 1.9%
	FOREST PRODUCTS & PAPER - 0.3%
299,000	Fortress Global Enterprises, Inc.	9.7500		12/31/2021	$130,601
31,000	Fortress Global Enterprises, Inc.	9.7500		12/31/2021	13,541
					144,142
	PHARMACEUTICALS - 0.8%
292,000	Teligent, Inc.	3.7500		12/15/2019	289,894
185,000	VIVUS, Inc. #	4.5000		5/1/2020	146,458
					436,352
	TELECOMMUNICATIONS - 0.3%
151,000	Inseego Corp.	5.5000		6/15/2022	194,035

	TOYS/GAMES/HOBBIES - 0.5%
337,000	JAKKS Pacific, Inc. #	4.8750		6/1/2020	306,194

	TOTAL CONVERTIBLE BONDS (Cost - $1,078,925)				1,080,723

	PREFERRED STOCK - 5.2%
	BANKS - 1.9%
9,000	Bank of America Corp.	6.6250		Perpetual	229,140
10,000	Citigroup, Inc.	6.3000		Perpetual	260,100
4,000	IberiaBank Corp.	6.1000	*	Perpetual	104,800
19,096	JPMorgan Chase & Co.	6.1250		Perpetual	490,194
					1,084,234
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
21,500	RAIT Financial Trust	7.1250		8/30/2019	423,980

	ENERGY-ALTERNATE SOURCES - 0.4%
10,000	Algonquin Power & Utilities Corp.	6.2000	*	7/1/2079	254,700

	GAS - 0.2%
5,000	NiSource, Inc.	6.5000	*	Perpetual	131,750

	INSURANCE - 1.0%
12,000	Brighthouse Financial,Inc.	6.6000		Perpetual	321,360
8,810	Enstar Group Ltd., 3 mo. LIBOR +4.0150%	7.0000	*	Perpetual	226,329
					547,689
	PIPELINES - 0.5%
1,000	Energy Transfer Partners LP, 3 mo. LIBOR + 4.5300%	7.6250	*	Perpetual	24,090
10,000	Energy Transfer Operating LP	7.6000	*	Perpetual	246,600
					270,690
	PRIVATE EQUITY - 0.1%
3,000	KKR & Co., Inc.	6.7500		Perpetual	79,290

	REAL ESTATE INVESTMENT TRUSTS - 0.2%
4,025	SL Green Realty Corp.	6.5000		Perpetual	104,811

	TELECOMMUNICATIONS - 0.1%
1,475	United States Cellular Corp.	7.2500		12/1/2064	39,132

	TOTAL PREFERRED STOCK (Cost - $3,008,030)				2,936,276

	COMMON STOCK - 2.9%
	AUTO PARTS & EQUIPMENT - 0.2%
759	WABCO Holdings, Inc.				99,361

	BIOTECHNOLOGY - 0.3%
13,136	Pacific Biosciences of California, Inc.				88,011
883	Spark Therapeutics, Inc.				96,247
					184,258
	CHEMICALS - 0.2%
1,849	A Schulman, Inc. (a)				971
1,969	Versum Materials, Inc.				101,108
					102,079
	ENERGY - 0.1%
161	CE Star (a)				44,842

	ENTERTAINMENT - 0.2%
42,469	Nevada Gold & Casinos, Inc.				105,748

	ENVIRONMENTAL CONTROL - 0.2%
3,108	Advanced Disposal Services, Inc.				99,891

	INTERNET -0.0%
781	FriendFinder Networks, Inc. (a)				—

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Shares		Value
	COMMON STOCK - 2.9% (Continued)
	METAL FABRICATE - 0.6%
8	RA Parent, Inc. (a)(b)	$332,075

	OIL & GAS - 0.1%
10,132	PetroQuest Energy, Inc.	40,528
2,157,633	Zargon Oil & Gas Ltd.	47,880
		88,408
	OIL & GAS SERVICES - 0.1%
4,454	Harvest Oil & Gas Corp.	66,436
146,785	Polarcus Ltd.	16,735
		83,171
	PHARMACEUTICALS - 0.0%
8,063	Corium International, Inc.	1,451

	RETAIL - 0.6%
9,037	J Alexander’s Holdings, Inc.	95,069
2,920	Nebraska Book Holdings, Inc. (a)(b)	228,023
		323,092
	SAVINGS & LOANS - 0.2%
3,399	Entegra Financial Corp.	100,780

	SEMICONDUCTORS - 0.1%
844	Mellanox Technologies Ltd.	92,654

	TOTAL COMMON STOCK (Cost - $1,939,279)	1,657,810

	EXCHANGE TRADED FUNDS- 6.9%
	DEBT FUNDS - 3.6%
35,816	VanEck Vectors Emerging Markets High Yield Bond ETF	837,020
23,808	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	785,664
12,710	WisdomTree Emerging Markets Local Debt Fund	429,979
		2,052,663
	EQUITY FUNDS - 3.3%
71,711	Alerian MLP ETF	691,294
54,055	InfraCap MLP ETF	289,194
55,008	ProShares UltraShort Russell 2000	932,386
		1,912,874
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,324,754)	3,965,537

	MUTUAL FUNDS - 12.6%
	DEBT FUNDS - 12.6%
104,702	American Beacon Sound Point Floating Rate Income Fund, Class Y	1,045,971
586,273	James Alpha Structured Credit Value Portfolio - Class S ++	6,126,553
	TOTAL MUTUAL FUNDS (Cost - $6,951,310)	7,172,524

	CLOSED END FUND - 3.8%
	DEBT FUND - 3.8%
17,500	Alliance Bernstein Global High Income Fund, Inc.	201,425
45,500	BlackRock Corporate High Yield Fund, Inc.	462,280
20,000	DoubleLine Income Solutions Fund	400,000
41,000	Invesco Dynamic Credit Opportunities Fund.	444,440
50,000	Invesco Senior Income Trust	208,000
26,500	Nuveen Preferred & Income Securities Fund.	241,150
22,500	PIMCO Income Strategy Fund II	231,300
	TOTAL CLOSED END FUND (Cost - $2,239,634)	2,188,595

	SHORT-TERM INVESTMENTS - 4.4%
2,515,072	Dreyfus Institutional Preferred Government Money Market, Institutional Class, 2.34%*	2,515,072
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,515,072)

Principal		Coupon Rate (%)	Maturity Date
	U.S. GOVERNMENT - 0.4%
	U.S. TREASURY BILLS - 0.4%
$220,000	United States Treasury Bill	2.3750	5/15/2029	224,568

	TOTAL U.S. GOVERNMENT (Cost - $219,178)			224,568

	TOTAL INVESTMENTS - 96.9% (Cost - $57,401,102)			$55,240,384

	OTHER ASSETS AND LIABILITIES - 3.1%			1,747,102

	NET ASSETS - 100.0%			$56,987,486

*	Floating or variable rate security; rate shown represents the rate on May 31, 2019.

~	Pay in kind rate security.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At May 31, 2019, these securities amounted to $20,362,642 or 35.7% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

^	Perpetual maturity date listed is next call date.

++	Affiliated investment

ETF - Exchange Traded Fund

LLC - Limited Liability Company.

LP - Limited Partnership

PLC - Public Limited Company

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security is illiquid; total illiquid securities represent $779,199 or 1.37% of net assets.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited) (Continued)
May 31, 2019

Principal		Coupon Rate (%)	Maturity Date	Value
	SECURITIES SOLD SHORT (2.8)%
	CORPORATE BONDS - (2.8)%
	APPAREL - (0.9)%
$500,000	Hanesbrands, Inc. #	4.8750	5/15/2026	$493,510

	BEVERAGES - (0.7)%
400,000	Keurig Dr. Pepper, Inc. #	4.5970	5/25/2028	427,514

	OIL & GAS - (0.1)%
50,000	Denbury Resources, Inc. #	7.5000	2/15/2024	43,625

	RETAIL - (0.7)%
250,000	New Red Finance, Inc. #	5.0000	10/15/2025	246,875
150,000	Sally Holdings LLC	5.6250	12/1/2025	148,500
				395,375
	TELECOMMUNICATIONS - (0.4)%
250,000	T-Mobile USA, Inc.	4.7500	2/1/2028	248,673

	TOTAL CORPORATE BONDS (Cost - $1,541,011)			1,608,697

	TOTAL SECURITIES SOLD SHORT (Cost - $1,541,011)			$1,608,697

Long (Short)					Unrealized
Contracts		Counter Party	Notional Value	Maturity	Gain / (Loss)
	OPEN LONG FUTURE CONTRACTS - 0.0%
1	5-Year US Treasury Note Future	JP Morgan	$117,367	Sep-19	$789
1	10-Year US Treasury Note Future	JP Morgan	126,750	Sep-19	$1,250
8	Ultra 10-Year US Treasury Note Future	JP Morgan	1,092,375	Sep-19	13,750
	NET UNREALIZED GAIN FROM OPEN LONG CONTRACTS				14,539

	OPEN SHORT FUTURE CONTRACTS - (0.4)%
(27)	5-Year USD Deliverable Interest Rate Swap Future	JP Morgan	(2,838,797)	Jun-19	(85,641)
(10)	10-Year US Treasury Note Future	JP Morgan	(1,080,781)	Jun-19	(60,625)
(10)	Euro Bund Future	JP Morgan	(1,875,898)	Jun-19	(59,658)
(8)	US Treasury Long Bond Future	JP Morgan	(1,229,750)	Sep-19	(22,625)
	NET UNREALIZED LOSS FROM OPEN SHORT CONTRACTS				(228,549)

	NET UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS				$(214,010)

	OPEN CREDIT DEFAULT SWAPS - (0.3)%

Notional	Upfront Premiums			Expiration	Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity	Counterparty	Date	Fixed Rate ^	Fixed Rate	Value	Gain (Loss)
$5,100,000	$(303,471)	CDX HY CDSI S30 5Y (c)	JP Morgan	6/20/2023	Receive	5.00%	$(267,846)	$35,625
3,400,000	(55,820)	CDX IG SERIES 31 5Y (d)	JP Morgan	12/20/2023	Receive	1.00%	(54,586)	1,234
							$(322,432)	$36,859

(c)	Markit CDX NA High Yield Index High Yield Series 30 Index.

(d)	Markit CDX NA Investment Grade Series 31 Index.

^	If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument. If the Fund is paying the fixed rate, the counterparty acts as guarantor of the variable instrument.

Forward Currency Contracts
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Sell:
6/7/2019	881,000	CAD	Bank of New York	$654,167	USD	$651,727	$2,440
6/7/2019	1,100	GBP	Bank of New York	1,438	USD	1,387	51
6/7/2019	225,000	EUR	Bank of New York	252,315	USD	250,795	1,520
6/17/2019	14,800	GBP	Bank of New York	18,969	USD	18,667	302
6/17/2019	22,000	CAD	Bank of New York	16,410	USD	16,279	131
6/17/2019	240,000	EUR	Bank of New York	268,992	USD	267,751	1,241
6/28/2019	209,000	CAD	Bank of New York	155,249	USD	154,696	553
6/28/2019	2,000	GBP	Bank of New York	2,541	USD	2,524	17
6/28/2019	296,000	EUR	Bank of New York	331,994	USD	330,546	1,448
Total Unrealized:							$7,703

CAD - Canadian Dollar

EUR - Euro

GBP - Great British Pound

SCHEDULES OF INVESTMENTS
JAMES ALPHA MOMENTUM PORTFOLIO (Unaudited)
May 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 97.7%
	EQUITY FUNDS - 97.7%
17,908	Invesco QQQ Trust Series 1	$3,115,097
73,923	iShares MSCI China ETF	4,090,160
34,895	iShares MSCI France ETF	1,011,955
65,924	iShares MSCI India ETF	2,371,945
81,128	iShares MSCI Italy ETF	2,104,460
68,975	iShares MSCI United Kingdom ETF	2,185,818
11,100	iShares Russell 2000 ETF	1,619,046
11,788	SPDR S&P 500 ETF Trust	3,244,883
9,391	Vanguard Extended Market ETF	1,045,406
214,735	Vanguard FTSE Emerging Markets ETF	8,726,830
20,308	Vanguard FTSE Europe ETF	1,067,185
37,537	Vanguard Real Estate ETF	3,261,590
22,458	Vanguard Total Stock Market ETF	3,159,616
22,769	Vanguard Total World Stock ETF	1,620,925
		38,624,916
	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,819,523)	38,624,916

	SHORT-TERM INVESTMENTS - 1.8%
733,155	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.34% ^ (Cost - $733,155)	733,155

	TOTAL INVESTMENTS - 99.5% (Cost - $40,552,678)	$39,358,071

	OTHER ASSETS AND LIABILITIES - 0.5%	193,348

	NET ASSETS - 100.0%	$39,551,419

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2019.

ETF - Exchange Traded Fund

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
May 31, 2019 (Unaudited)

The following is a summary of significant accounting policies followed by each Portfolio in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less, at the time of purchase, may be valued at amortized cost, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2019, for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$13,630,831	$—	$—	$13,630,831
Short-Term Investments	632,590	—	—	632,590
Total	$14,263,421	$—	$—	$14,263,421

Large Capitalization Growth

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$31,933,699	$—	$—	$31,933,699
Short-Term Investments	528,998	—	—	528,998
Total	$32,462,697	$—	$—	$32,462,697

Mid Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$9,910,532	$—	$—	$9,910,532
Short-Term Investments	496,665	—	—	496,665
Collateral for Securities Loaned	—	18,190	—	18,190
Total	$10,407,197	$18,190	$—	$10,425,387

Small Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$5,179,843	$—	$—	$5,179,843
Short-Term Investments	228,846	—	—	228,846
Total	$5,408,689	$—	$—	$5,408,689

International Equity

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,186,343	$6,570,956	$—	$8,757,299
Short-Term Investments	235,909	—	—	235,909
Total	$235,909	$—	$—	$8,993,208

Health & Biotechnology

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$12,852,549	$—	$—	$12,852,549
Short-Term Investments	98,461	—	—	98,461
Total	$12,951,010	$—	$—	$12,951,010

Technology & Communications

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$52,822,853	$—	$—	$52,822,853
Short-Term Investments	492,646	—	—	492,646
Total	$53,315,499	$—	$—	$53,315,499

Energy & Basic Materials

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,476,427	$—	$—	$1,476,427
Short-Term Investments	25,748	—	—	25,748
Total	$1,502,175	$—	$—	$1,502,175

Financial Services

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,283,182	$—	$—	$1,283,182
Short-Term Investments	17,207	—	—	17,207
Total	$1,300,389	$—	$—	$1,300,389

Investment Quality Bond

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$566,513	$—	$—	$566,513
Mutual Funds	4,003,582	—	—	4,003,582
Short-Term Investments	175,597	—	—	175,597
Total	$4,745,692	$—	$—	$4,745,692

Municipal Bond

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,977	$—	$—	$38,977
Open End Funds	660,321	—	—	660,321
Short-Term Investments	66,471	—	—	66,471
Total	$765,769	$—	$—	$765,769

U.S. Government Money Market

Assets *	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$7,513,000	$—	$7,513,000
Total	$—	$7,513,000	$—	$7,513,000

Aggressive Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$39,045	$—	$—	$39,045
Open Ended Funds	463,825	—	—	463,825
Short-Term Investments	72,506	—	—	72,506
Total	$575,376	$—	$—	$575,376

Conservative Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,030,635	$—	$—	$1,030,635
Short-Term Investments	461,010	—	—	461,010
Total	$1,491,645	$—	$—	$1,491,645

Moderate Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,609	$—	$—	$24,609
Open Ended Funds	473,746	—	—	473,746
Short-Term Investments	119,677	—	—	119,677
Total	$618,032	$—	$—	$618,032

Moderately Aggressive Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,444	$—	$—	$17,444
Open Ended Funds	259,422	—	—	259,422
Short-Term Investments	46,594	—	—	46,594
Total	$323,460	$—	$—	$323,460

Moderately Conservative Balanced Allocation

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Funds	$547,658	$—	$—	$547,658
Short-Term Investments	161,440	—	—	161,440
Total	$709,098	$—	$—	$709,098

James Alpha Macro

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,621,678	$—	$—	$4,621,678
Mutual Funds	1,631,011	—	—	1,631,011
Short-Term Investments	3,324,052	—	—	3,324,052
Total	$9,576,741	$—	$—	$9,576,741
Derivatives
Forward Currency Contracts	$—	$6,222	$—	$6,222
Swaps	—	50,773	—	50,773
Total	$—	$56,995	$—	$56,995

James Alpha Global Real Estate Investments

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$770,438,469	$—	$—	$770,438,469
Short-Term Investments	54,066,839	—	—	54,066,839
Total	$824,505,308	$—	$—	$824,505,308

James Alpha Multi Strategy Alternative Income

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,473,398	$—	$1,473,398
Common Stock	10,443,584	—	—	10,443,584
Exchange Traded Funds	221,631	—	—	221,631
Preferred Stock	359,387	—	—	359,387
Closed End Fund	572,115	—	—	572,115
Open End Fund	1,280,642	—	—	1,280,642
Short-Term Investments	1,010,151	—	—	1,010,151
Total	$13,887,510	$1,473,398	$—	$15,360,908
Liabilities *
Common Stock	$(2,333,213)	$—	$—	$(2,333,213)
Exchange Traded Funds	(619,232)	—	—	(619,232)
Total	$(2,952,445)	$—	$—	$(2,952,445)

James Alpha Managed Risk Domestic Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$27,527,000	$—	$—	$27,527,000
Put Options Purchased	2,624,100	—	—	2,624,100
Short-Term Investments	1,954,606	—	—	1,954,606
Total Return Swaps	—	—	—	—
Total	$32,105,706	$—	$—	$32,105,706
Liabilities
Put Options Written	$(728,500)	$—	$—	$(728,500)
Call Options Written	(2,000)	—	—	(2,000)
Total	$(730,500)	$—	$—	$(730,500)

James Alpha Managed Risk Emerging Markets Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$5,007,330	$—	$—	$5,007,330
Call Options Purchased	$250	—	—	250
Put Options Purchased	697,100	—	—	697,100
Short-Term Investments	815,805	—	—	815,805
Total Return Swaps	—	—	—	—
Total	$6,520,485	$—	$—	$6,520,485
Liabilities
Put Options Written	$(200,330)	$—	$—	$(200,330)
Call Options Written	(47,000)	—	—	(47,000)
Total	$(247,330)	$—	$—	$(247,330)

James Alpha Hedged High Income Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$5,460,023	$—	$5,460,023
Bank Loans	—	2,049,639	—	2,049,639
Term Loans	—	—	17,069	17,069
Corporate Bonds	—	25,815,358	157,190	25,972,548
Convertible Bonds	—	1,080,723	—	1,080,723
Preferred Stock	2,936,276	—	—	2,936,276
Common Stock	1,051,899	—	605,911	1,657,810
Mutual Funds	7,172,524	—	—	7,172,524
Exchange Traded Funds	3,965,537	—	—	3,965,537
Closed End Fund	2,188,595	—	—	2,188,595
Short Term Investments	2,515,072	—	—	2,515,072
US Government	—	224,568	—	224,568
Total	$19,829,903	$34,630,311	$780,170	$55,240,384
Derivatives
Corporate Bonds	$—	$(1,608,697)	$—	$(1,608,697)
Long Futures Contracts	14,539	—	—	14,539
Short Futures Contracts	(228,549)	—	—	(228,549)
Credit Default Swaps	36,859	—	—	36,859
Forward Contracts	—	7,703	—	7,703
Total	$(177,151)	$(1,600,994)	$—	$(1,778,145)

James Alpha Momentum

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,624,916	$—	$—	$38,624,916
Short Term Investments	733,155	—	—	733,155
Total	$39,358,071	$—	$—	$39,358,071

*	Refer to the Consolidated Portfolio of Investments for industry classification.

The Portfolios did not hold any Level 3 securities at the end of the period, except the James Alpha Hedged High Income Portfolio

Below is a reconciliation of Level 3 inputs in the James Alpha Hedged High Income Portfolio:

	Term Loans	Corporate Bonds	Common Stock
Beginning balance September 1, 2018	$32,492	$157,190	$591,144
Total realized gain/(loss)	378	—	—
Change in unrealized appreciation	1,193	—	13,796
Payments	(16,994)	—	—
Net Purchases	—	—	—
Net Sells	—	—	—
Net transfers in/(out) of Level 3	—	—	971
Ending balance May 31, 2019	$17,069	$157,190	$605,911

Quantitative disclosures of unobservable inputs and assumptions used by James Alpha Hedged High Income are below:

Corporate Bonds	Fair Value	Valuation Techniques	Unobservable Input
Constellation Enterprises LLC	—		Potential future cash payments
Interactive/Friedn Finder	157,190	Sell Price	Discount for lack of marketability

Term Loans
CE STAR Holdings LLC	17,069	Independent Valuation	Discount for lack of marketability

Common Stock
A Shulman CVR	971	Contingent
CE STAR	44,842	Independent Valuation	Discount for lack of marketability
Nebraska Book Holdings, Inc.	228,023	Independent Valuation	Adjust by management for current condition
Real Alloy Parent , inc.	332,075	Conversion Market Value

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Macro Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Macro Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Macro Portfolio’s investments in the SPC is as follows:

			% of Fund Total
	Inception Date of	SPC Net Assets at	Assets at May 31,
	SPC	May 31, 2019	2019
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 506,528	4.55%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Short Sales – Certain portfolios may sell securities short. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of May 31, 2019, categorized by risk exposure:

			Unrealized
			Appreciation/
Fund	Derivatives	Risk Type	(Depreciation)
James Alpha Macro	Forward Contracts	Foreign Exchange	6,222
	Swap Contracts	Equity	50,773
James Alpha Managed Risk Domestic Equity	Purchased Options	Equity	1,828,693
	Written Options	Equity	(323,720)
	Swap Contracts	Equity	—
James Alpha Managed Risk Emerging Markets Equity	Purchased Options	Equity	360,144
	Written Options	Equity	(89,431)
	Swap Contracts	Equity	—
James Alpha Hedged High Income	Swap Contracts	Interest Rate	36,859
	Forward Contracts	Foreign Exchange	7,703
	Futures Contracts	Interest Rate	(214,010)

The amounts of derivative instruments disclosed, on the (Consolidated) Portfolio of Investments at May 31, 2019, is a reflection of the volume of derivative activity for each Fund.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at May 31, 2019, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Large Capitalization Value	$14,699,865	$691,220	$(1,127,664)	$(436,444)
Large Capitalization Growth	29,884,738	4,111,225	(1,533,266)	2,577,959
Mid Capitalization	8,785,241	2,118,442	(478,296)	1,640,146
Small Capitalization	5,330,422	565,996	(487,729)	78,267
International Equity	9,274,289	299,883	(580,964)	(281,081)
Health & Biotechnology	11,367,278	2,307,600	(723,868)	1,583,732
Technology & Communications	25,254,714	29,298,823	(1,238,038)	28,060,785
Energy & Basic Materials	1,627,166	100,965	(225,956)	(124,991)
Financial Services	964,568	357,540	(21,719)	335,821
Investment Quality Bond	4,658,824	86,868	—	86,868
Municipal Bond	762,022	3,747	—	3,747
U.S. Government Money Market	7,513,000	—	—	—
Aggressive Balanced Allocation	610,270	3,192	(38,086)	(34,894)
Conservative Balanced Allocation	1,544,802	7,189	(60,346)	(53,157)
Moderate Balanced Allocation	659,862	3,467	(45,297)	(41,830)
Moderately Aggressive Balanced Allocation	344,401	2,316	(23,257)	(20,941)
Moderately Conservative Balanced Allocation	747,249	4,072	(42,223)	(38,151)
James Alpha Macro	9,847,748	141,452	(355,464)	(214,012)
James Alpha Global Real Estate Investments	943,782,543	5,760,118	(125,037,353)	(119,277,235)
James Alpha Multi Strategy Alternative Income	12,181,921	1,620,669	(1,394,127)	226,542
James Alpha Managed Risk Domestic Equity	30,511,347	1,959,701	(1,095,842)	863,859
James Alpha Managed Risk Emerging Markets Equity	6,304,821	463,686	(495,352)	(31,666)
James Alpha Hedged High Income	55,798,408	1,108,022	(3,274,743)	(2,166,721)
James Alpha Momentum	40,884,849	182,288	(1,709,066)	(1,526,778)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 7/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 7/29/2019

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date 7/29/2019